UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	09-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

September 30, 2023

Equity Income Fund
Investor Class (TWEIX)
I Class (ACIIX)
Y Class (AEIYX)
A Class (TWEAX)
C Class (AEYIX)
R Class (AEURX)
R5 Class (AEIUX)
R6 Class (AEUDX)
G Class (AEIMX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	81.6%
Preferred Stocks	8.7%
Convertible Bonds	3.3%
Equity-Linked Notes	2.6%
Convertible Preferred Stocks	0.9%
Exchange-Traded Funds	0.5%
Short-Term Investments	3.1%
Other Assets and Liabilities	(0.7)%

Top Five Industries*	% of net assets
Banks	9.4%
Oil, Gas and Consumable Fuels	7.7%
Capital Markets	7.1%
Pharmaceuticals	7.1%
Health Care Equipment and Supplies	6.9%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$980.90	$4.61	0.93%
I Class	$1,000	$981.90	$3.62	0.73%
Y Class	$1,000	$981.50	$2.87	0.58%
A Class	$1,000	$978.50	$5.84	1.18%
C Class	$1,000	$974.80	$9.53	1.93%
R Class	$1,000	$977.20	$7.07	1.43%
R5 Class	$1,000	$981.90	$3.62	0.73%
R6 Class	$1,000	$982.60	$2.87	0.58%
G Class	$1,000	$985.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.35	$4.70	0.93%
I Class	$1,000	$1,021.35	$3.69	0.73%
Y Class	$1,000	$1,022.10	$2.93	0.58%
A Class	$1,000	$1,019.10	$5.96	1.18%
C Class	$1,000	$1,015.35	$9.72	1.93%
R Class	$1,000	$1,017.85	$7.21	1.43%
R5 Class	$1,000	$1,021.35	$3.69	0.73%
R6 Class	$1,000	$1,022.10	$2.93	0.58%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 81.6%
Aerospace and Defense — 2.5%
RTX Corp.	3,041,762	$218,915,611
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	475,340	74,091,246
Banks — 3.3%
Capitol Federal Financial, Inc.(1)	7,827,638	37,337,833
Commerce Bancshares, Inc.	624,400	29,958,712
JPMorgan Chase & Co.	911,815	132,231,411
PNC Financial Services Group, Inc.	359,393	44,122,679
Truist Financial Corp.	720,761	20,620,972
U.S. Bancorp	822,172	27,181,007
		291,452,614
Beverages — 1.9%
PepsiCo, Inc.	1,005,157	170,313,802
Building Products — 0.4%
Assa Abloy AB, Class B	1,481,478	32,190,395
Capital Markets — 4.2%
AllianceBernstein Holding LP	1,538,558	46,695,235
Bank of New York Mellon Corp.	996,488	42,500,213
BlackRock, Inc.	128,038	82,775,287
Charles Schwab Corp.	1,188,464	65,246,674
Northern Trust Corp.	577,311	40,111,568
T. Rowe Price Group, Inc.	919,547	96,432,894
		373,761,871
Chemicals — 2.5%
Akzo Nobel NV	909,090	65,543,963
Linde PLC	409,198	152,364,875
		217,908,838
Commercial Services and Supplies — 1.1%
Republic Services, Inc.	666,757	95,019,540
Communications Equipment — 1.5%
Cisco Systems, Inc.	2,506,680	134,759,117
Consumer Staples Distribution & Retail — 2.3%
Koninklijke Ahold Delhaize NV	2,352,189	70,894,238
Walmart, Inc.	817,412	130,728,701
		201,622,939
Containers and Packaging — 1.8%
Amcor PLC	5,010,279	45,894,156
Packaging Corp. of America	733,232	112,587,773
		158,481,929
Diversified Telecommunication Services — 1.9%
BCE, Inc.(2)	922,321	35,208,794
Verizon Communications, Inc.	4,017,711	130,214,013
		165,422,807
Electric Utilities — 1.8%
Duke Energy Corp.	1,049,810	92,656,230
Eversource Energy	1,136,924	66,112,131
		158,768,361
6

	Shares/Principal Amount	Value
Electrical Equipment — 1.3%
Emerson Electric Co.	456,090	$44,044,611
Hubbell, Inc.	83,815	26,268,459
Legrand SA	470,586	43,240,399
		113,553,469
Electronic Equipment, Instruments and Components — 2.1%
Corning, Inc.	3,889,360	118,508,799
TE Connectivity Ltd.	575,101	71,042,227
		189,551,026
Energy Equipment and Services — 0.4%
Baker Hughes Co.	1,063,728	37,570,873
Food Products — 4.0%
Hershey Co.	419,574	83,948,366
Mondelez International, Inc., Class A	2,608,740	181,046,556
Nestle SA	733,707	83,052,695
		348,047,617
Gas Utilities — 4.9%
Atmos Energy Corp.	1,342,431	142,203,716
ONE Gas, Inc.	2,134,423	145,738,402
Spire, Inc.	2,599,286	147,067,602
		435,009,720
Ground Transportation — 1.7%
Norfolk Southern Corp.	746,830	147,073,232
Health Care Equipment and Supplies — 6.4%
Becton Dickinson & Co.	754,960	195,179,809
Medtronic PLC	4,655,408	364,797,771
		559,977,580
Health Care Providers and Services — 1.8%
Quest Diagnostics, Inc.	750,823	91,495,291
UnitedHealth Group, Inc.	130,639	65,866,877
		157,362,168
Household Products — 5.0%
Colgate-Palmolive Co.	2,593,623	184,432,531
Kimberly-Clark Corp.	1,336,256	161,486,538
Procter & Gamble Co.	642,142	93,662,832
		439,581,901
Insurance — 4.6%
Aflac, Inc.	703,002	53,955,403
Allstate Corp.	890,897	99,254,835
Chubb Ltd.	271,695	56,561,465
Marsh & McLennan Cos., Inc.	752,474	143,195,802
Reinsurance Group of America, Inc.	377,735	54,843,345
		407,810,850
Media — 0.5%
Omnicom Group, Inc.	589,510	43,906,705
Oil, Gas and Consumable Fuels — 7.7%
Chevron Corp.	765,447	129,069,673
Enterprise Products Partners LP	6,454,274	176,653,480
Exxon Mobil Corp.	2,415,428	284,006,024
TotalEnergies SE	1,324,423	87,079,910
		676,809,087
7

	Shares/Principal Amount	Value
Personal Care Products — 3.0%
Kenvue, Inc.	5,143,712	$103,285,737
Unilever PLC	3,261,286	161,457,651
		264,743,388
Pharmaceuticals — 7.1%
Johnson & Johnson	2,564,785	399,465,264
Roche Holding AG	628,472	171,573,505
Sanofi, ADR	938,002	50,314,427
		621,353,196
Professional Services — 2.1%
Automatic Data Processing, Inc.	776,639	186,843,811
Semiconductors and Semiconductor Equipment — 1.2%
Texas Instruments, Inc.	651,679	103,623,478
Specialized REITs — 1.4%
American Tower Corp.	358,478	58,951,707
Public Storage	231,819	61,088,943
		120,040,650
Trading Companies and Distributors — 0.4%
Bunzl PLC	904,875	32,226,006
TOTAL COMMON STOCKS (Cost $6,023,324,669)		7,177,793,827
PREFERRED STOCKS — 8.7%
Banks — 5.8%
Bank of America Corp., 6.30%	91,672,000	90,396,815
Citigroup, Inc., 9.70%	84,410,000	84,420,866
JPMorgan Chase & Co., 4.60%	77,229,000	72,439,991
JPMorgan Chase & Co., 5.00%	102,366,000	99,007,853
Truist Financial Corp., 4.95%(2)	141,332,000	130,319,665
Truist Financial Corp., 5.10%	39,647,000	34,094,913
		510,680,103
Capital Markets — 2.9%
Bank of New York Mellon Corp., 4.70%	78,640,000	75,892,334
Charles Schwab Corp., 4.00%	66,830,000	55,900,402
Charles Schwab Corp., 5.375%(2)	127,926,000	123,541,720
		255,334,456
TOTAL PREFERRED STOCKS (Cost $804,647,236)		766,014,559
CONVERTIBLE BONDS — 3.3%
Health Care Equipment and Supplies — 0.5%
Envista Holdings Corp., 1.75%, 8/15/28(3)	$48,206,000	44,638,756
Hotels, Restaurants and Leisure — 0.8%
Cracker Barrel Old Country Store, Inc., 0.625%, 6/15/26	85,101,000	70,687,018
Passenger Airlines — 0.4%
Southwest Airlines Co., 1.25%, 5/1/25(2)	35,417,000	35,284,186
Semiconductors and Semiconductor Equipment — 1.6%
Microchip Technology, Inc., 0.125%, 11/15/24(2)	132,738,000	140,038,590
TOTAL CONVERTIBLE BONDS (Cost $311,901,145)		290,648,550
EQUITY-LINKED NOTES — 2.6%
Chemicals — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Linde PLC), 5.35%, 1/3/24(3)	50,893	19,030,163
8

	Shares/Principal Amount	Value
Consumer Staples Distribution & Retail — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Target Corp.), 12.44%, 1/3/24(3)	$137,097	$16,372,931
Electrical Equipment — 0.2%
UBS AG, (convertible into Emerson Electric Co.), 6.00%, 10/19/23(3)	203,871	18,392,392
Financial Services — 1.0%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 4.06%, 1/24/24(3)	55,416	18,877,517
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 4.17%, 2/7/24(3)	65,995	22,923,450
Merrill Lynch International & Co. C.V., (convertible into Berkshire Hathaway, Inc., Class B), 5.50%, 11/6/23(3)	60,530	20,426,850
UBS AG, (convertible into Berkshire Hathaway, Inc., Class B), 6.10%, 3/20/24(3)	62,472	22,615,241
		84,843,058
Food Products — 0.2%
UBS AG, (convertible into Hershey Co.), 5.50%, 10/24/23(3)	57,869	14,263,835
Professional Services — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Automatic Data Processing, Inc.), 5.42%, 1/24/24(3)	81,125	19,148,771
Semiconductors and Semiconductor Equipment — 0.6%
JPMorgan Chase Bank N.A., (convertible into Analog Devices, Inc.), 10.20%, 2/20/24(3)	105,007	18,586,288
Merrill Lynch International & Co. C.V., (convertible into Applied Materials, Inc.), 14.45%, 3/20/24(3)	130,099	17,735,126
Royal Bank of Canada, (convertible into Teradyne, Inc.), 13.80%, 11/8/23(3)	174,107	16,383,361
		52,704,775
TOTAL EQUITY-LINKED NOTES (Cost $227,016,242)		224,755,925
CONVERTIBLE PREFERRED STOCKS — 0.9%
Banks — 0.3%
Bank of America Corp., 7.25%(2)	27,467	30,625,705
Electric Utilities — 0.6%
NextEra Energy, Inc., 6.93%, 9/1/25(2)	1,287,864	48,636,184
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $100,425,365)		79,261,889
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Value ETF (Cost $26,627,812)	260,786	39,592,531
SHORT-TERM INVESTMENTS — 3.1%
Discount Notes(4) — 0.8%
Federal Home Loan Bank Discount Notes, 5.34%, 10/2/23	$73,000,000	72,999,999
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	203,809	203,809
State Street Navigator Securities Lending Government Money Market Portfolio(5)	92,432,904	92,432,904
		92,636,713
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $14,669,110), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $14,317,972)		14,311,711
9

	Shares/Principal Amount	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 1/15/29, valued at $94,888,678), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $93,069,010)		$93,028,000
		107,339,711
TOTAL SHORT-TERM INVESTMENTS (Cost $272,965,879)		272,976,423
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $7,766,908,348)		8,851,043,704
OTHER ASSETS AND LIABILITIES — (0.7)%		(59,040,446)
TOTAL NET ASSETS — 100.0%		$8,792,003,258

WRITTEN OPTIONS CONTRACTS
Reference Equity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Johnson & Johnson	577	Put	$155.00	10/20/23	$8,986,775	$(79,313)	$(136,461)
Medtronic PLC	1,192	Put	75.00	10/20/23	$9,340,512	(58,072)	(47,680)
Zimmer Biomet Holdings, Inc.	885	Put	100.00	10/20/23	$9,931,470	(56,390)	(22,125)
						$(193,775)	$(206,266)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,301,395	USD	965,095	Goldman Sachs & Co.	12/22/23	$(5,724)
USD	31,246,116	CAD	42,130,701	Goldman Sachs & Co.	12/22/23	187,927
USD	221,342,870	CHF	199,898,066	Morgan Stanley	12/22/23	986,670
USD	138,476,219	EUR	130,276,241	Bank of America N.A.	12/22/23	218,666
USD	138,501,232	EUR	130,276,242	JPMorgan Chase Bank N.A.	12/22/23	243,680
USD	138,528,981	EUR	130,276,242	Morgan Stanley	12/22/23	271,428
USD	27,412,211	GBP	22,435,923	Goldman Sachs & Co.	12/22/23	22,555
USD	27,393,472	SEK	301,591,884	UBS AG	12/22/23	(323,006)
						$1,602,196
10

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
SEK	–	Swedish Krona
USD	–	United States Dollar
(1)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $92,719,465. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $269,394,681, which represented 3.1% of total net assets.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $94,917,551, which includes securities collateral of $2,484,647.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $7,584,862,011) — including $92,719,465 of securities on loan	$8,721,272,967
Investment made with cash collateral received for securities on loan, at value (cost of $92,432,904)	92,432,904
Investment securities - affiliated, at value (cost of $89,613,433)	37,337,833
Total investment securities, at value (cost of $7,766,908,348)	8,851,043,704
Deposits with broker for options contracts	8,020,050
Receivable for investments sold	1,777,926
Receivable for capital shares sold	2,866,194
Unrealized appreciation on forward foreign currency exchange contracts	1,930,926
Dividends and interest receivable	32,316,162
Securities lending receivable	151,562
8,898,106,524

Liabilities
Written options, at value (premiums received $193,775)	206,266
Payable for collateral received for securities on loan	92,432,904
Payable for capital shares redeemed	6,887,956
Unrealized depreciation on forward foreign currency exchange contracts	328,730
Accrued management fees	5,940,927
Distribution and service fees payable	306,483
106,103,266

Net Assets	$8,792,003,258

Net Assets Consist of:
Capital (par value and paid-in surplus)	$7,299,982,227
Distributable earnings (loss)	1,492,021,031
$8,792,003,258

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$3,272,496,260	386,079,564	$8.48
I Class, $0.01 Par Value	$3,267,159,261	384,871,303	$8.49
Y Class, $0.01 Par Value	$685,108,724	80,588,945	$8.50
A Class, $0.01 Par Value	$686,937,084	81,054,502	$8.48
C Class, $0.01 Par Value	$170,164,944	20,078,682	$8.47
R Class, $0.01 Par Value	$36,159,621	4,287,219	$8.43
R5 Class, $0.01 Par Value	$66,340,174	7,824,252	$8.48
R6 Class, $0.01 Par Value	$607,630,918	71,499,559	$8.50
G Class, $0.01 Par Value	$6,272	737	$8.51
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.00 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $5,150,612 from affiliates and net of foreign taxes withheld of $2,359,722)	$120,491,764
Interest	40,422,152
Securities lending, net	2,437,839
163,351,755

Expenses:
Management fees	38,088,863
Distribution and service fees:
A Class	919,160
C Class	956,419
R Class	98,497
Directors' fees and expenses	173,933
Other expenses	147,172
40,384,044
Fees waived - G Class	(18)
40,384,026

Net investment income (loss)	122,967,729

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(2,878,474) from affiliates)	287,828,466
Forward foreign currency exchange contract transactions	16,311,549
Written options contract transactions	1,894,676
Foreign currency translation transactions	(171,416)
305,863,275

Change in net unrealized appreciation (depreciation) on:
Investments (including $(48,700,102) from affiliates)	(596,941,667)
Forward foreign currency exchange contracts	6,310,293
Written options contracts	(359,715)
Translation of assets and liabilities in foreign currencies	(70,277)
(591,061,366)

Net realized and unrealized gain (loss)	(285,198,091)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(162,230,362)

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$122,967,729	$249,534,711
Net realized gain (loss)	305,863,275	434,649,209
Change in net unrealized appreciation (depreciation)	(591,061,366)	(1,068,377,967)
Net increase (decrease) in net assets resulting from operations	(162,230,362)	(384,194,047)

Distributions to Shareholders
From earnings:
Investor Class	(45,627,486)	(310,571,931)
I Class	(50,133,995)	(377,999,062)
Y Class	(10,505,821)	(20,583,258)
A Class	(8,625,376)	(62,428,465)
C Class	(1,520,460)	(16,563,683)
R Class	(413,907)	(3,252,890)
R5 Class	(954,898)	(5,326,994)
R6 Class	(9,531,758)	(73,084,105)
G Class	(114)	(575)
Decrease in net assets from distributions	(127,313,815)	(869,810,963)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(926,288,837)	(384,538,047)

Net increase (decrease) in net assets	(1,215,833,014)	(1,638,543,057)

Net Assets
Beginning of period	10,007,836,272	11,646,379,329
End of period	$8,792,003,258	$10,007,836,272

See Notes to Financial Statements.
14

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek current income. Capital appreciation is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Equity-linked notes are valued at the mean using market models that consider quotations from dealer and active market makers. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
15

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Equity-Linked Debt and Linked-Equity Securities — The fund may invest in hybrid equity securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

16

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Bonds	$35,693,069	—	—	—	$35,693,069
Preferred Stocks	13,110,504	—	—	—	13,110,504
Common Stocks	389,186	—	—	—	389,186
Convertible Preferred Stocks	43,240,145	—	—	—	43,240,145
Total Borrowings	$92,432,904	—	—	—	$92,432,904
Gross amount of recognized liabilities for securities lending transactions					$92,432,904
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

17

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.80% to 1.00%	0.92%
I Class	0.60% to 0.80%	0.72%
Y Class	0.45% to 0.65%	0.57%
A Class	0.80% to 1.00%	0.92%
C Class	0.80% to 1.00%	0.92%
R Class	0.80% to 1.00%	0.92%
R5 Class	0.60% to 0.80%	0.72%
R6 Class	0.45% to 0.65%	0.57%
G Class	0.45% to 0.65%	0.00%(1)
(1)Effective annual management fee before waiver was 0.57%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.
18

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $3,956,744 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $434,912 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2023 were $862,205,595 and $1,453,202,795, respectively.

For the period ended September 30, 2023, the fund incurred net realized gains of $16,641,766 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

19

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,900,000,000		3,900,000,000
Sold	9,480,233	$83,675,693	28,747,919	$264,128,611
Issued in reinvestment of distributions	5,049,578	44,268,948	34,321,374	301,750,127
Redeemed	(43,425,062)	(382,816,570)	(73,189,590)	(668,637,245)
	(28,895,251)	(254,871,929)	(10,120,297)	(102,758,507)
I Class/Shares Authorized	4,500,000,000		4,500,000,000
Sold	24,195,629	213,757,966	87,993,965	804,477,327
Issued in reinvestment of distributions	5,375,491	47,213,303	40,885,907	359,903,834
Redeemed	(130,891,093)	(1,154,659,561)	(140,189,168)	(1,280,211,740)
	(101,319,973)	(893,688,292)	(11,309,296)	(115,830,579)
Y Class/Shares Authorized	750,000,000		200,000,000
Sold	58,474,244	517,530,542	3,533,151	32,599,997
Issued in reinvestment of distributions	1,179,690	10,370,269	2,235,584	19,721,230
Redeemed	(4,928,990)	(43,599,055)	(7,824,058)	(71,897,428)
	54,724,944	484,301,756	(2,055,323)	(19,576,201)
A Class/Shares Authorized	900,000,000		920,000,000
Sold	3,829,053	33,792,073	10,291,287	94,176,513
Issued in reinvestment of distributions	925,277	8,112,032	6,621,291	58,207,626
Redeemed	(9,024,871)	(79,615,066)	(18,656,364)	(169,693,705)
	(4,270,541)	(37,710,961)	(1,743,786)	(17,309,566)
C Class/Shares Authorized	250,000,000		275,000,000
Sold	525,952	4,675,491	1,787,336	16,420,882
Issued in reinvestment of distributions	166,582	1,461,157	1,802,032	15,837,408
Redeemed	(3,956,325)	(34,896,228)	(7,916,820)	(72,119,278)
	(3,263,791)	(28,759,580)	(4,327,452)	(39,860,988)
R Class/Shares Authorized	55,000,000		60,000,000
Sold	313,566	2,763,661	567,081	5,158,279
Issued in reinvestment of distributions	47,419	413,907	371,752	3,252,874
Redeemed	(722,635)	(6,349,113)	(1,163,434)	(10,591,388)
	(361,650)	(3,171,545)	(224,601)	(2,180,235)
R5 Class/Shares Authorized	80,000,000		80,000,000
Sold	660,478	5,841,377	1,004,015	9,132,981
Issued in reinvestment of distributions	108,875	954,898	605,940	5,326,994
Redeemed	(287,731)	(2,531,520)	(972,211)	(8,869,421)
	481,622	4,264,755	637,744	5,590,554
R6 Class/Shares Authorized	800,000,000		800,000,000
Sold	3,528,333	31,216,759	20,354,605	186,771,660
Issued in reinvestment of distributions	1,084,164	9,531,758	8,292,491	73,084,105
Redeemed	(26,855,444)	(237,401,672)	(38,237,774)	(352,468,865)
	(22,242,947)	(196,653,155)	(9,590,678)	(92,613,100)
G Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	13	114	65	575
Net increase (decrease)	(105,147,574)	$(926,288,837)	(38,733,624)	$(384,538,047)
20

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Capitol Federal Financial, Inc.	$53,006	—	$481	$(15,187)	$37,338	7,828	$(186)	$1,335
Spire, Inc.(1)	194,479	—	13,898	(33,513)	(1)	(1)	(2,692)	3,816
	$247,485	—	$14,379	$(48,700)	$37,338	7,828	$(2,878)	$5,151
(1)Company was not an affiliate at September 30, 2023.

7. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
21

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Building Products	—	$32,190,395	—
Chemicals	$152,364,875	65,543,963	—
Consumer Staples Distribution & Retail	130,728,701	70,894,238	—
Diversified Telecommunication Services	130,214,013	35,208,794	—
Electrical Equipment	70,313,070	43,240,399	—
Food Products	264,994,922	83,052,695	—
Oil, Gas and Consumable Fuels	589,729,177	87,079,910	—
Personal Care Products	103,285,737	161,457,651	—
Pharmaceuticals	449,779,691	171,573,505	—
Trading Companies and Distributors	—	32,226,006	—
Other Industries	4,503,916,085	—	—
Preferred Stocks	—	766,014,559	—
Convertible Bonds	—	290,648,550	—
Equity-Linked Notes	—	224,755,925	—
Convertible Preferred Stocks	—	79,261,889	—
Exchange-Traded Funds	39,592,531	—	—
Short-Term Investments	92,636,713	180,339,710	—
	$6,527,555,515	$2,323,488,189	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,930,926	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$328,730	—
Written Options Contracts	$206,266	—	—
	$206,266	$328,730	—
22

8. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 2,117 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $855,109,022.

Value of Derivative Instruments as of September 30, 2023

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	—	Written Options	$206,266
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$1,930,926	Unrealized depreciation on forward foreign currency exchange contracts	328,730
		$1,930,926		$534,996
23

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$1,894,676	Change in net unrealized appreciation (depreciation) on written options contracts	$(359,715)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	16,311,549	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	6,310,293
		$18,206,225		$5,950,578

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,840,032,258
Gross tax appreciation of investments	$1,496,542,958
Gross tax depreciation of investments	(485,531,512)
Net tax appreciation (depreciation) of investments	$1,011,011,446

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
24

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.76	0.10	(0.26)	(0.16)	(0.12)	—	(0.12)	$8.48	(1.91)%	0.93%(4)	0.93%(4)	2.48%(4)	2.48%(4)	10%	$3,272,496
2023	$9.86	0.21	(0.53)	(0.32)	(0.21)	(0.57)	(0.78)	$8.76	(3.22)%	0.92%	0.92%	2.29%	2.29%	29%	$3,635,179
2022	$9.45	0.18	0.91	1.09	(0.19)	(0.49)	(0.68)	$9.86	11.74%	0.93%	0.93%	1.83%	1.83%	24%	$4,191,544
2021	$7.14	0.17	2.33	2.50	(0.19)	—	(0.19)	$9.45	35.30%	0.91%	0.91%	2.10%	2.10%	52%	$4,211,554
2020	$8.69	0.18	(1.07)	(0.89)	(0.19)	(0.47)	(0.66)	$7.14	(11.81)%	0.91%	0.91%	2.07%	2.07%	85%	$3,660,808
2019	$8.60	0.18	0.56	0.74	(0.18)	(0.47)	(0.65)	$8.69	9.07%	0.91%	0.91%	2.13%	2.13%	80%	$6,081,355
I Class
2023(3)	$8.77	0.12	(0.28)	(0.16)	(0.12)	—	(0.12)	$8.49	(1.81)%	0.73%(4)	0.73%(4)	2.68%(4)	2.68%(4)	10%	$3,267,159
2023	$9.87	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.77	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$4,265,425
2022	$9.47	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.87	11.83%	0.73%	0.73%	2.03%	2.03%	24%	$4,912,267
2021	$7.15	0.20	2.32	2.52	(0.20)	—	(0.20)	$9.47	35.67%	0.71%	0.71%	2.30%	2.30%	52%	$5,167,202
2020	$8.70	0.21	(1.08)	(0.87)	(0.21)	(0.47)	(0.68)	$7.15	(11.62)%	0.71%	0.71%	2.27%	2.27%	85%	$4,157,382
2019	$8.61	0.20	0.56	0.76	(0.20)	(0.47)	(0.67)	$8.70	9.27%	0.71%	0.71%	2.33%	2.33%	80%	$2,826,256

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$8.79	0.12	(0.28)	(0.16)	(0.13)	—	(0.13)	$8.50	(1.85)%	0.58%(4)	0.58%(4)	2.83%(4)	2.83%(4)	10%	$685,109
2023	$9.89	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.79	(2.87)%	0.57%	0.57%	2.64%	2.64%	29%	$227,227
2022	$9.48	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.89	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$276,001
2021	$7.16	0.21	2.33	2.54	(0.22)	—	(0.22)	$9.48	35.83%	0.56%	0.56%	2.45%	2.45%	52%	$281,614
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	0.56%	2.42%	2.42%	85%	$222,844
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	0.56%	2.48%	2.48%	80%	$230,773
A Class
2023(3)	$8.76	0.10	(0.28)	(0.18)	(0.10)	—	(0.10)	$8.48	(2.15)%	1.18%(4)	1.18%(4)	2.23%(4)	2.23%(4)	10%	$686,937
2023	$9.86	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$8.76	(3.46)%	1.17%	1.17%	2.04%	2.04%	29%	$747,365
2022	$9.45	0.16	0.90	1.06	(0.16)	(0.49)	(0.65)	$9.86	11.46%	1.18%	1.18%	1.58%	1.58%	24%	$858,437
2021	$7.14	0.16	2.31	2.47	(0.16)	—	(0.16)	$9.45	34.95%	1.16%	1.16%	1.85%	1.85%	52%	$869,137
2020	$8.69	0.16	(1.07)	(0.91)	(0.17)	(0.47)	(0.64)	$7.14	(12.02)%	1.16%	1.16%	1.82%	1.82%	85%	$698,473
2019	$8.60	0.16	0.56	0.72	(0.16)	(0.47)	(0.63)	$8.69	8.80%	1.16%	1.16%	1.88%	1.88%	80%	$850,117

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.76	0.07	(0.29)	(0.22)	(0.07)	—	(0.07)	$8.47	(2.52)%	1.93%(4)	1.93%(4)	1.48%(4)	1.48%(4)	10%	$170,165
2023	$9.86	0.12	(0.53)	(0.41)	(0.12)	(0.57)	(0.69)	$8.76	(4.17)%	1.92%	1.92%	1.29%	1.29%	29%	$204,407
2022	$9.45	0.08	0.91	0.99	(0.09)	(0.49)	(0.58)	$9.86	10.63%	1.93%	1.93%	0.83%	0.83%	24%	$272,764
2021	$7.14	0.09	2.32	2.41	(0.10)	—	(0.10)	$9.45	33.90%	1.91%	1.91%	1.10%	1.10%	52%	$303,205
2020	$8.69	0.10	(1.08)	(0.98)	(0.10)	(0.47)	(0.57)	$7.14	(12.66)%	1.91%	1.91%	1.07%	1.07%	85%	$394,129
2019	$8.60	0.10	0.55	0.65	(0.09)	(0.47)	(0.56)	$8.69	8.00%	1.91%	1.91%	1.13%	1.13%	80%	$538,726
R Class
2023(3)	$8.72	0.09	(0.29)	(0.20)	(0.09)	—	(0.09)	$8.43	(2.28)%	1.43%(4)	1.43%(4)	1.98%(4)	1.98%(4)	10%	$36,160
2023	$9.82	0.16	(0.53)	(0.37)	(0.16)	(0.57)	(0.73)	$8.72	(3.71)%	1.42%	1.42%	1.79%	1.79%	29%	$40,525
2022	$9.41	0.13	0.91	1.04	(0.14)	(0.49)	(0.63)	$9.82	11.23%	1.43%	1.43%	1.33%	1.33%	24%	$47,839
2021	$7.11	0.14	2.30	2.44	(0.14)	—	(0.14)	$9.41	34.60%	1.41%	1.41%	1.60%	1.60%	52%	$57,032
2020	$8.66	0.14	(1.07)	(0.93)	(0.15)	(0.47)	(0.62)	$7.11	(12.28)%	1.41%	1.41%	1.57%	1.57%	85%	$56,388
2019	$8.57	0.14	0.56	0.70	(0.14)	(0.47)	(0.61)	$8.66	8.57%	1.41%	1.41%	1.63%	1.63%	80%	$88,499

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$8.76	0.12	(0.28)	(0.16)	(0.12)	—	(0.12)	$8.48	(1.81)%	0.73%(4)	0.73%(4)	2.68%(4)	2.68%(4)	10%	$66,340
2023	$9.86	0.23	(0.53)	(0.30)	(0.23)	(0.57)	(0.80)	$8.76	(3.03)%	0.72%	0.72%	2.49%	2.49%	29%	$64,341
2022	$9.46	0.20	0.90	1.10	(0.21)	(0.49)	(0.70)	$9.86	11.84%	0.73%	0.73%	2.03%	2.03%	24%	$66,131
2021	$7.14	0.19	2.33	2.52	(0.20)	—	(0.20)	$9.46	35.72%	0.71%	0.71%	2.30%	2.30%	52%	$62,610
2020	$8.70	0.21	(1.09)	(0.88)	(0.21)	(0.47)	(0.68)	$7.14	(11.74)%	0.71%	0.71%	2.27%	2.27%	85%	$912
2019	$8.60	0.20	0.57	0.77	(0.20)	(0.47)	(0.67)	$8.70	9.41%	0.71%	0.71%	2.33%	2.33%	80%	$892
R6 Class
2023(3)	$8.78	0.13	(0.28)	(0.15)	(0.13)	—	(0.13)	$8.50	(1.74)%	0.58%(4)	0.58%(4)	2.83%(4)	2.83%(4)	10%	$607,631
2023	$9.88	0.24	(0.53)	(0.29)	(0.24)	(0.57)	(0.81)	$8.78	(2.88)%	0.57%	0.57%	2.64%	2.64%	29%	$823,361
2022	$9.47	0.22	0.90	1.12	(0.22)	(0.49)	(0.71)	$9.88	12.10%	0.58%	0.58%	2.18%	2.18%	24%	$1,021,389
2021	$7.16	0.21	2.32	2.53	(0.22)	—	(0.22)	$9.47	35.68%	0.56%	0.56%	2.45%	2.45%	52%	$1,040,730
2020	$8.71	0.22	(1.08)	(0.86)	(0.22)	(0.47)	(0.69)	$7.16	(11.48)%	0.56%	0.56%	2.42%	2.42%	85%	$820,173
2019	$8.62	0.22	0.55	0.77	(0.21)	(0.47)	(0.68)	$8.71	9.43%	0.56%	0.56%	2.48%	2.48%	80%	$796,417

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$8.79	0.15	(0.27)	(0.12)	(0.16)	—	(0.16)	$8.51	(1.46)%	0.01%(4)	0.58%(4)	3.40%(4)	2.83%(4)	10%	$6
2023	$9.89	0.29	(0.53)	(0.24)	(0.29)	(0.57)	(0.86)	$8.79	(2.34)%	0.01%	0.57%	3.20%	2.64%	29%	$6
2022	$9.48	0.26	0.92	1.18	(0.28)	(0.49)	(0.77)	$9.89	12.72%	0.03%	0.58%	2.73%	2.18%	24%	$7
2021	$7.16	0.27	2.32	2.59	(0.27)	—	(0.27)	$9.48	36.61%	0.00%(5)	0.56%	3.01%	2.45%	52%	$6
2020(6)	$9.06	0.18	(1.43)	(1.25)	(0.18)	(0.47)	(0.65)	$7.16	(15.32)%	0.00%(4)(5)	0.56%(4)	3.02%(4)	2.46%(4)	85%(7)	$4

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)Ratio was less than 0.005%.
(6)August 1, 2019 (commencement of sale) through March 31, 2020.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
30

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, five-, and ten-year periods and below its benchmark for the three-year period reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-year period and below the median for the three-, five-, and ten-year periods. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services
31

provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

32

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
33

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90802 2311

Semiannual Report

September 30, 2023

Focused Large Cap Value Fund
Investor Class (ALVIX)
I Class (ALVSX)
A Class (ALPAX)
C Class (ALPCX)
R Class (ALVRX)
R5 Class (ALVGX)
R6 Class (ALVDX)
G Class (ACFLX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	96.9%
Short-Term Investments	3.0%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	9.3%
Health Care Equipment and Supplies	9.2%
Pharmaceuticals	7.6%
Insurance	6.3%
Health Care Providers and Services	5.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$989.40	$4.18	0.84%
I Class	$1,000	$990.40	$3.18	0.64%
A Class	$1,000	$987.20	$5.42	1.09%
C Class	$1,000	$984.50	$9.13	1.84%
R Class	$1,000	$987.00	$6.66	1.34%
R5 Class	$1,000	$989.40	$3.18	0.64%
R6 Class	$1,000	$990.20	$2.44	0.49%
G Class	$1,000	$993.60	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.80	$4.24	0.84%
I Class	$1,000	$1,021.80	$3.23	0.64%
A Class	$1,000	$1,019.55	$5.50	1.09%
C Class	$1,000	$1,015.80	$9.27	1.84%
R Class	$1,000	$1,018.30	$6.76	1.34%
R5 Class	$1,000	$1,021.80	$3.23	0.64%
R6 Class	$1,000	$1,022.55	$2.48	0.49%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 96.9%
Aerospace and Defense — 3.3%
RTX Corp.	1,415,574	$101,878,861
Air Freight and Logistics — 1.8%
United Parcel Service, Inc., Class B	357,295	55,691,572
Banks — 3.6%
JPMorgan Chase & Co.	472,314	68,494,976
Truist Financial Corp.	1,406,688	40,245,344
		108,740,320
Capital Markets — 4.4%
Bank of New York Mellon Corp.	1,210,514	51,628,422
BlackRock, Inc.	66,419	42,939,219
Charles Schwab Corp.	719,156	39,481,665
		134,049,306
Communications Equipment — 3.4%
Cisco Systems, Inc.	788,537	42,391,749
F5, Inc.(1)	389,234	62,721,167
		105,112,916
Consumer Staples Distribution & Retail — 2.4%
Koninklijke Ahold Delhaize NV	992,981	29,928,136
Walmart, Inc.	269,138	43,043,240
		72,971,376
Containers and Packaging — 3.5%
Packaging Corp. of America	392,340	60,243,807
Sonoco Products Co.	862,160	46,858,396
		107,102,203
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	1,358,428	44,026,651
Electric Utilities — 3.6%
Duke Energy Corp.	971,444	85,739,647
Pinnacle West Capital Corp.	308,664	22,742,364
		108,482,011
Electrical Equipment — 1.0%
nVent Electric PLC	563,252	29,846,723
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	319,147	39,424,229
Entertainment — 1.1%
Walt Disney Co.(1)	406,611	32,955,821
Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B(1)	433,063	151,701,969
Food Products — 3.5%
Conagra Brands, Inc.	1,674,965	45,927,540
Mondelez International, Inc., Class A	900,311	62,481,584
		108,409,124
Gas Utilities — 2.7%
Atmos Energy Corp.	790,102	83,695,505
6

	Shares	Value
Ground Transportation — 1.8%
Norfolk Southern Corp.	275,548	$54,263,668
Health Care Equipment and Supplies — 9.2%
Becton Dickinson & Co.	150,176	38,825,001
Medtronic PLC	1,728,530	135,447,611
Zimmer Biomet Holdings, Inc.	960,757	107,816,150
		282,088,762
Health Care Providers and Services — 5.9%
Cigna Group	172,746	49,417,448
Henry Schein, Inc.(1)	817,526	60,701,305
Quest Diagnostics, Inc.	567,422	69,146,045
		179,264,798
Household Products — 5.3%
Colgate-Palmolive Co.	1,316,108	93,588,440
Kimberly-Clark Corp.	573,902	69,356,056
		162,944,496
Insurance — 6.3%
Allstate Corp.	601,877	67,055,117
Marsh & McLennan Cos., Inc.	260,807	49,631,572
Reinsurance Group of America, Inc.	517,285	75,104,609
		191,791,298
Machinery — 1.1%
Oshkosh Corp.	349,212	33,325,301
Oil, Gas and Consumable Fuels — 9.3%
Enterprise Products Partners LP	1,684,064	46,092,832
Exxon Mobil Corp.	1,010,039	118,760,385
TotalEnergies SE, ADR	1,811,764	119,141,601
		283,994,818
Personal Care Products — 4.8%
Kenvue, Inc.	1,909,678	38,346,334
Unilever PLC, ADR	2,200,236	108,691,659
		147,037,993
Pharmaceuticals — 7.6%
Johnson & Johnson	1,134,586	176,711,770
Roche Holding AG	208,512	56,923,991
		233,635,761
Semiconductors and Semiconductor Equipment — 1.6%
Texas Instruments, Inc.	297,467	47,300,228
Specialized REITs — 2.0%
Public Storage	235,992	62,188,612
TOTAL COMMON STOCKS (Cost $2,744,957,141)		2,961,924,322
SHORT-TERM INVESTMENTS — 3.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	174,616	174,616
Repurchase Agreements — 3.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $12,567,330), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $12,266,502)		12,261,138
7

	Shares	Value
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $81,292,985), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $79,734,134)		$79,699,000
		91,960,138
TOTAL SHORT-TERM INVESTMENTS (Cost $92,134,754)		92,134,754
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,837,091,895)		3,054,059,076
OTHER ASSETS AND LIABILITIES — 0.1%		1,892,252
TOTAL NET ASSETS — 100.0%		$3,055,951,328

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,944,441	CHF	44,202,459	Morgan Stanley	12/22/23	$218,177
USD	42,537,459	EUR	40,018,570	Bank of America N.A.	12/22/23	67,170
USD	42,545,143	EUR	40,018,570	JPMorgan Chase Bank N.A.	12/22/23	74,854
USD	42,553,667	EUR	40,018,570	Morgan Stanley	12/22/23	83,378
USD	93,536,672	GBP	76,556,452	Goldman Sachs & Co.	12/22/23	76,964
						$520,543

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,837,091,895)	$3,054,059,076
Receivable for investments sold	6,130,770
Receivable for capital shares sold	379,378
Unrealized appreciation on forward foreign currency exchange contracts	520,543
Dividends and interest receivable	7,877,282
3,068,967,049

Liabilities
Payable for investments purchased	11,084,368
Payable for capital shares redeemed	1,486,966
Accrued management fees	434,793
Distribution and service fees payable	9,594
13,015,721

Net Assets	$3,055,951,328

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,827,434,187
Distributable earnings (loss)	228,517,141
$3,055,951,328

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$520,522,693	55,030,258	$9.46
I Class, $0.01 Par Value	$29,917,267	3,158,999	$9.47
A Class, $0.01 Par Value	$28,811,674	3,047,372	$9.45
C Class, $0.01 Par Value	$1,006,336	106,376	$9.46
R Class, $0.01 Par Value	$6,357,916	671,376	$9.47
R5 Class, $0.01 Par Value	$7,760	819	$9.47
R6 Class, $0.01 Par Value	$64,571,863	6,822,654	$9.46
G Class, $0.01 Par Value	$2,404,755,819	253,781,767	$9.48
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.03 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $694,819)	$41,251,115
Interest	2,130,838
43,381,953

Expenses:
Management fees	8,661,308
Distribution and service fees:
A Class	38,288
C Class	5,528
R Class	16,153
Directors' fees and expenses	57,229
Other expenses	115,236
8,893,742
Fees waived - G Class	(5,782,197)
3,111,545

Net investment income (loss)	40,270,408

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	24,986,117
Forward foreign currency exchange contract transactions	4,259,029
Foreign currency translation transactions	(41,681)
29,203,465

Change in net unrealized appreciation (depreciation) on:
Investments	(94,455,033)
Forward foreign currency exchange contracts	2,486,057
Translation of assets and liabilities in foreign currencies	(17,026)
(91,986,002)

Net realized and unrealized gain (loss)	(62,782,537)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,512,129)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$40,270,408	$83,248,917
Net realized gain (loss)	29,203,465	155,296,912
Change in net unrealized appreciation (depreciation)	(91,986,002)	(231,506,682)
Net increase (decrease) in net assets resulting from operations	(22,512,129)	7,039,147

Distributions to Shareholders
From earnings:
Investor Class	(5,825,182)	(38,327,833)
I Class	(372,211)	(2,716,287)
A Class	(272,890)	(1,991,093)
C Class	(5,823)	(62,895)
R Class	(50,211)	(362,128)
R5 Class	(90)	(523)
R6 Class	(870,644)	(12,670,353)
G Class	(35,215,896)	(175,533,919)
Decrease in net assets from distributions	(42,612,947)	(231,665,031)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(31,151,602)	(237,481,293)

Net increase (decrease) in net assets	(96,276,678)	(462,107,177)

Net Assets
Beginning of period	3,152,228,006	3,614,335,183
End of period	$3,055,951,328	$3,152,228,006

See Notes to Financial Statements.
11

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Large Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

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The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 51% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.70% to 0.90%	0.83%
I Class	0.50% to 0.70%	0.63%
A Class	0.70% to 0.90%	0.83%
C Class	0.70% to 0.90%	0.83%
R Class	0.70% to 0.90%	0.83%
R5 Class	0.50% to 0.70%	0.63%
R6 Class	0.35% to 0.55%	0.48%
G Class	0.35% to 0.55%	0.00%(1)
(1)Effective annual management fee before waiver was 0.48%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $322,261 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 were $586,920,290 and $659,184,593, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	550,000,000		450,000,000
Sold	665,000	$6,543,660	3,451,206	$34,184,846
Issued in reinvestment of distributions	589,494	5,765,048	3,924,017	37,917,689
Redeemed	(6,365,913)	(62,235,674)	(6,561,325)	(65,104,444)
	(5,111,419)	(49,926,966)	813,898	6,998,091
I Class/Shares Authorized	40,000,000		40,000,000
Sold	284,066	2,787,420	1,763,695	17,533,084
Issued in reinvestment of distributions	35,781	350,256	266,688	2,580,465
Redeemed	(861,087)	(8,382,764)	(2,056,974)	(20,239,098)
	(541,240)	(5,245,088)	(26,591)	(125,549)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	299,361	2,930,059	613,956	6,071,000
Issued in reinvestment of distributions	25,145	245,797	184,811	1,786,572
Redeemed	(519,604)	(5,093,700)	(779,204)	(7,649,167)
	(195,098)	(1,917,844)	19,563	208,405
C Class/Shares Authorized	20,000,000		20,000,000
Sold	5,992	58,621	69,102	670,411
Issued in reinvestment of distributions	565	5,525	6,024	58,405
Redeemed	(12,783)	(125,247)	(56,641)	(542,026)
	(6,226)	(61,101)	18,485	186,790
R Class/Shares Authorized	20,000,000		20,000,000
Sold	82,540	808,248	237,386	2,333,631
Issued in reinvestment of distributions	4,878	47,753	35,619	344,977
Redeemed	(72,365)	(707,773)	(126,948)	(1,231,738)
	15,053	148,228	146,057	1,446,870
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	9	90	54	523
R6 Class/Shares Authorized	150,000,000		150,000,000
Sold	1,505,077	14,664,987	5,099,217	50,393,354
Issued in reinvestment of distributions	88,157	862,221	1,306,863	12,626,998
Redeemed	(10,008,557)	(97,398,535)	(7,687,775)	(75,070,659)
	(8,415,323)	(81,871,327)	(1,281,695)	(12,050,307)
G Class/Shares Authorized	2,000,000,000		1,800,000,000
Sold	16,988,197	166,748,262	15,924,302	154,075,038
Issued in reinvestment of distributions	3,598,232	35,215,896	18,173,029	175,533,919
Redeemed	(9,567,189)	(94,241,752)	(56,812,843)	(563,755,073)
	11,019,240	107,722,406	(22,715,512)	(234,146,116)
Net increase (decrease)	(3,235,004)	$(31,151,602)	(23,025,741)	$(237,481,293)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,875,072,195	$86,852,127	—
Short-Term Investments	174,616	91,960,138	—
	$2,875,246,811	$178,812,265	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$520,543	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $335,524,271.

The value of foreign currency risk derivative instruments as of September 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $520,543 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $4,259,029 in net realized gain (loss) on forward foreign currency exchange contract transactions and $2,486,057 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,872,701,605
Gross tax appreciation of investments	$320,444,941
Gross tax depreciation of investments	(139,087,470)
Net tax appreciation (depreciation) of investments	$181,357,471

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.66	0.09	(0.19)	(0.10)	(0.10)	—	(0.10)	$9.46	(1.06)%	0.84%(4)	0.84%(4)	1.90%(4)	1.90%(4)	19%	$520,523
2023	$10.35	0.19	(0.22)	(0.03)	(0.18)	(0.48)	(0.66)	$9.66	(0.18)%	0.84%	0.84%	1.91%	1.91%	47%	$581,007
2022	$11.80	0.19	1.11	1.30	(0.20)	(2.55)	(2.75)	$10.35	11.82%	0.83%	0.83%	1.59%	1.59%	42%	$613,873
2021	$8.24	0.19	3.62	3.81	(0.19)	(0.06)	(0.25)	$11.80	46.64%	0.83%	0.83%	1.90%	1.90%	112%	$645,489
2020	$9.85	0.18	(1.52)	(1.34)	(0.18)	(0.09)	(0.27)	$8.24	(14.21)%	0.84%	0.84%	1.72%	1.72%	72%	$456,382
2019	$9.85	0.18	0.40	0.58	(0.18)	(0.40)	(0.58)	$9.85	6.20%	0.83%	0.83%	1.83%	1.83%	62%	$673,365
I Class
2023(3)	$9.67	0.10	(0.19)	(0.09)	(0.11)	—	(0.11)	$9.47	(0.96)%	0.64%(4)	0.64%(4)	2.10%(4)	2.10%(4)	19%	$29,917
2023	$10.36	0.21	(0.22)	(0.01)	(0.20)	(0.48)	(0.68)	$9.67	0.02%	0.64%	0.64%	2.11%	2.11%	47%	$35,789
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.03%	0.63%	0.63%	1.79%	1.79%	42%	$38,604
2021	$8.24	0.22	3.62	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$42,273
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	0.64%	1.92%	1.92%	72%	$20,080
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.41%	0.63%	0.63%	2.03%	2.03%	62%	$18,196

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$9.66	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	$9.45	(1.28)%	1.09%(4)	1.09%(4)	1.65%(4)	1.65%(4)	19%	$28,812
2023	$10.34	0.16	(0.20)	(0.04)	(0.16)	(0.48)	(0.64)	$9.66	(0.32)%	1.09%	1.09%	1.66%	1.66%	47%	$31,310
2022	$11.80	0.17	1.09	1.26	(0.17)	(2.55)	(2.72)	$10.34	11.44%	1.08%	1.08%	1.34%	1.34%	42%	$33,334
2021	$8.23	0.17	3.62	3.79	(0.16)	(0.06)	(0.22)	$11.80	46.44%	1.08%	1.08%	1.65%	1.65%	112%	$34,806
2020	$9.85	0.15	(1.53)	(1.38)	(0.15)	(0.09)	(0.24)	$8.23	(14.52)%	1.09%	1.09%	1.47%	1.47%	72%	$26,342
2019	$9.85	0.16	0.40	0.56	(0.16)	(0.40)	(0.56)	$9.85	5.94%	1.08%	1.08%	1.58%	1.58%	62%	$34,603
C Class
2023(3)	$9.66	0.04	(0.19)	(0.15)	(0.05)	—	(0.05)	$9.46	(1.55)%	1.84%(4)	1.84%(4)	0.90%(4)	0.90%(4)	19%	$1,006
2023	$10.35	0.09	(0.21)	(0.12)	(0.09)	(0.48)	(0.57)	$9.66	(1.17)%	1.84%	1.84%	0.91%	0.91%	47%	$1,088
2022	$11.80	0.07	1.11	1.18	(0.08)	(2.55)	(2.63)	$10.35	10.69%	1.83%	1.83%	0.59%	0.59%	42%	$974
2021	$8.23	0.09	3.62	3.71	(0.08)	(0.06)	(0.14)	$11.80	45.31%	1.83%	1.83%	0.90%	0.90%	112%	$1,358
2020	$9.85	0.07	(1.52)	(1.45)	(0.08)	(0.09)	(0.17)	$8.23	(15.14)%	1.84%	1.84%	0.72%	0.72%	72%	$2,324
2019	$9.85	0.08	0.40	0.48	(0.08)	(0.40)	(0.48)	$9.85	5.15%	1.83%	1.83%	0.83%	0.83%	62%	$3,363

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$9.67	0.07	(0.19)	(0.12)	(0.08)	—	(0.08)	$9.47	(1.30)%	1.34%(4)	1.34%(4)	1.40%(4)	1.40%(4)	19%	$6,358
2023	$10.36	0.14	(0.22)	(0.08)	(0.13)	(0.48)	(0.61)	$9.67	(0.67)%	1.34%	1.34%	1.41%	1.41%	47%	$6,348
2022	$11.81	0.14	1.10	1.24	(0.14)	(2.55)	(2.69)	$10.36	11.24%	1.33%	1.33%	1.09%	1.09%	42%	$5,286
2021	$8.24	0.14	3.62	3.76	(0.13)	(0.06)	(0.19)	$11.81	46.00%	1.33%	1.33%	1.40%	1.40%	112%	$4,006
2020	$9.86	0.13	(1.53)	(1.40)	(0.13)	(0.09)	(0.22)	$8.24	(14.71)%	1.34%	1.34%	1.22%	1.22%	72%	$2,762
2019	$9.86	0.13	0.40	0.53	(0.13)	(0.40)	(0.53)	$9.86	5.67%	1.33%	1.33%	1.33%	1.33%	62%	$3,389
R5 Class
2023(3)	$9.68	0.10	(0.20)	(0.10)	(0.11)	—	(0.11)	$9.47	(1.06)%	0.64%(4)	0.64%(4)	2.10%(4)	2.10%(4)	19%	$8
2023	$10.36	0.21	(0.21)	—	(0.20)	(0.48)	(0.68)	$9.68	0.13%	0.64%	0.64%	2.11%	2.11%	47%	$8
2022	$11.81	0.22	1.10	1.32	(0.22)	(2.55)	(2.77)	$10.36	12.01%	0.63%	0.63%	1.79%	1.79%	42%	$8
2021	$8.24	0.21	3.63	3.84	(0.21)	(0.06)	(0.27)	$11.81	47.06%	0.63%	0.63%	2.10%	2.10%	112%	$7
2020	$9.86	0.20	(1.53)	(1.33)	(0.20)	(0.09)	(0.29)	$8.24	(14.13)%	0.64%	0.64%	1.92%	1.92%	72%	$5
2019	$9.86	0.20	0.40	0.60	(0.20)	(0.40)	(0.60)	$9.86	6.40%	0.63%	0.63%	2.03%	2.03%	62%	$6

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2023(3)	$9.67	0.11	(0.20)	(0.09)	(0.12)	—	(0.12)	$9.46	(0.98)%	0.49%(4)	0.49%(4)	2.25%(4)	2.25%(4)	19%	$64,572
2023	$10.35	0.22	(0.20)	0.02	(0.22)	(0.48)	(0.70)	$9.67	0.27%	0.49%	0.49%	2.26%	2.26%	47%	$147,303
2022	$11.81	0.24	1.09	1.33	(0.24)	(2.55)	(2.79)	$10.35	12.10%	0.48%	0.48%	1.94%	1.94%	42%	$171,044
2021	$8.24	0.23	3.62	3.85	(0.22)	(0.06)	(0.28)	$11.81	47.29%	0.48%	0.48%	2.25%	2.25%	112%	$195,898
2020	$9.86	0.21	(1.52)	(1.31)	(0.22)	(0.09)	(0.31)	$8.24	(14.01)%	0.49%	0.49%	2.07%	2.07%	72%	$119,911
2019	$9.86	0.22	0.40	0.62	(0.22)	(0.40)	(0.62)	$9.86	6.57%	0.48%	0.48%	2.18%	2.18%	62%	$152,534
G Class
2023(3)	$9.68	0.13	(0.19)	(0.06)	(0.14)	—	(0.14)	$9.48	(0.64)%	0.01%(4)	0.49%(4)	2.73%(4)	2.25%(4)	19%	$2,404,756
2023	$10.36	0.27	(0.21)	0.06	(0.26)	(0.48)	(0.74)	$9.68	0.75%	0.01%	0.49%	2.74%	2.26%	47%	$2,349,375
2022(5)	$10.59	0.01	0.34	0.35	(0.03)	(0.55)	(0.58)	$10.36	3.38%	0.00%(4)(6)	0.47%(4)	1.68%(4)	1.21%(4)	42%(7)	$2,751,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)March 15, 2022 (commencement of sale) through March 31, 2022.
(6)Ratio was less than 0.005%.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
24

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, five-, and ten-year periods and below the median for the three-year period. The Board discussed the Fund's performance with the Advisor, including steps being taken to address underperformance, and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services
25

provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

26

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90803 2311

Semiannual Report

September 30, 2023

Mid Cap Value Fund
Investor Class (ACMVX)
I Class (AVUAX)
Y Class (AMVYX)
A Class (ACLAX)
C Class (ACCLX)
R Class (AMVRX)
R5 Class (AMVGX)
R6 Class (AMDVX)
G Class (ACIPX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	95.9%
Exchange-Traded Funds	2.0%
Short-Term Investments	2.7%
Other Assets and Liabilities	(0.6)%

Top Five Industries*	% of net assets
Health Care Providers and Services	9.1%
Insurance	7.6%
Capital Markets	5.9%
Health Care Equipment and Supplies	5.1%
Electric Utilities	5.1%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$949.30	$4.78	0.98%
I Class	$1,000	$949.70	$3.80	0.78%
Y Class	$1,000	$950.50	$3.07	0.63%
A Class	$1,000	$948.00	$5.99	1.23%
C Class	$1,000	$944.10	$9.62	1.98%
R Class	$1,000	$946.60	$7.20	1.48%
R5 Class	$1,000	$950.40	$3.80	0.78%
R6 Class	$1,000	$951.00	$3.07	0.63%
G Class	$1,000	$953.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.10	$4.95	0.98%
I Class	$1,000	$1,021.10	$3.94	0.78%
Y Class	$1,000	$1,021.85	$3.18	0.63%
A Class	$1,000	$1,018.85	$6.21	1.23%
C Class	$1,000	$1,015.10	$9.97	1.98%
R Class	$1,000	$1,017.60	$7.47	1.48%
R5 Class	$1,000	$1,021.10	$3.94	0.78%
R6 Class	$1,000	$1,021.85	$3.18	0.63%
G Class	$1,000	$1,024.95	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 95.9%
Aerospace and Defense — 2.0%
General Dynamics Corp.	270,837	$59,846,852
Huntington Ingalls Industries, Inc.	577,677	118,181,161
		178,028,013
Automobile Components — 2.5%
Aptiv PLC(1)	452,816	44,643,130
BorgWarner, Inc.	2,442,340	98,597,266
Cie Generale des Etablissements Michelin SCA	2,336,576	71,515,485
		214,755,881
Banks — 3.4%
Capitol Federal Financial, Inc.	4,167,310	19,878,069
First Hawaiian, Inc.	3,776,205	68,160,500
Prosperity Bancshares, Inc.	580,010	31,656,946
Truist Financial Corp.	3,407,032	97,475,185
U.S. Bancorp	1,287,513	42,565,180
Westamerica BanCorp	782,543	33,844,985
		293,580,865
Building Products — 1.0%
Cie de Saint-Gobain	1,423,809	85,215,504
Capital Markets — 5.9%
Bank of New York Mellon Corp.	4,440,363	189,381,482
Northern Trust Corp.	2,866,548	199,167,755
T. Rowe Price Group, Inc.	1,152,941	120,908,923
		509,458,160
Chemicals — 1.2%
Akzo Nobel NV	1,516,148	109,311,892
Commercial Services and Supplies — 0.5%
Republic Services, Inc.	300,933	42,885,962
Communications Equipment — 2.0%
F5, Inc.(1)	663,307	106,885,290
Juniper Networks, Inc.	2,457,139	68,283,893
		175,169,183
Construction and Engineering — 1.3%
Vinci SA	1,007,001	111,405,550
Consumer Staples Distribution & Retail — 3.3%
Dollar Tree, Inc.(1)	1,176,902	125,281,218
Koninklijke Ahold Delhaize NV	5,391,046	162,484,434
		287,765,652
Containers and Packaging — 3.6%
Amcor PLC	11,780,425	107,908,693
Packaging Corp. of America	987,211	151,586,249
Sonoco Products Co.	1,035,544	56,281,816
		315,776,758
Diversified REITs — 0.5%
WP Carey, Inc.	796,028	43,049,194
Diversified Telecommunication Services — 0.7%
BCE, Inc.(2)	1,575,005	60,124,432

	Shares/ Principal Amount	Value
Electric Utilities — 5.1%
Duke Energy Corp.	1,236,443	$109,128,459
Edison International	1,718,250	108,748,042
Evergy, Inc.	1,687,940	85,578,558
Eversource Energy	1,112,157	64,671,930
Pinnacle West Capital Corp.	970,492	71,505,851
		439,632,840
Electrical Equipment — 2.0%
Emerson Electric Co.	1,443,855	139,433,077
nVent Electric PLC	603,485	31,978,670
		171,411,747
Electronic Equipment, Instruments and Components — 1.4%
Corning, Inc.	1,139,430	34,718,432
TE Connectivity Ltd.	708,010	87,460,475
		122,178,907
Energy Equipment and Services — 0.8%
Baker Hughes Co.	1,942,999	68,626,725
Entertainment — 0.5%
Electronic Arts, Inc.	364,494	43,885,078
Food Products — 3.3%
Conagra Brands, Inc.	7,293,632	199,991,390
General Mills, Inc.	679,185	43,461,048
J M Smucker Co.	356,574	43,826,510
		287,278,948
Gas Utilities — 2.0%
Atmos Energy Corp.	250,943	26,582,392
Spire, Inc.	2,589,025	146,487,034
		173,069,426
Ground Transportation — 2.0%
Heartland Express, Inc.(3)	4,076,964	59,890,601
Norfolk Southern Corp.	575,093	113,253,065
		173,143,666
Health Care Equipment and Supplies — 5.1%
DENTSPLY SIRONA, Inc.	1,444,580	49,346,853
Embecta Corp.	1,490,169	22,427,043
Envista Holdings Corp.(1)	2,303,384	64,218,346
Hologic, Inc.(1)	647,485	44,935,459
Smith & Nephew PLC, ADR(2)	1,627,432	40,311,491
Zimmer Biomet Holdings, Inc.	1,978,451	222,021,771
		443,260,963
Health Care Providers and Services — 9.1%
Cardinal Health, Inc.	921,777	80,028,679
Cencora, Inc.	401,135	72,192,266
Centene Corp.(1)	1,006,012	69,294,107
Henry Schein, Inc.(1)	2,463,617	182,923,562
Laboratory Corp. of America Holdings	526,229	105,798,341
Quest Diagnostics, Inc.	1,228,797	149,741,202
Universal Health Services, Inc., Class B	997,223	125,380,848
		785,359,005
Health Care REITs — 1.2%
Healthpeak Properties, Inc.	5,640,887	103,566,685

	Shares/ Principal Amount	Value
Household Products — 2.3%
Henkel AG & Co. KGaA, Preference Shares	874,636	$62,282,368
Kimberly-Clark Corp.	1,144,509	138,313,913
		200,596,281
Insurance — 7.6%
Aflac, Inc.	1,119,213	85,899,598
Allstate Corp.	1,905,143	212,251,981
Hanover Insurance Group, Inc.	666,349	73,951,412
Reinsurance Group of America, Inc.	983,562	142,803,367
Willis Towers Watson PLC	697,855	145,823,781
		660,730,139
IT Services — 1.3%
Amdocs Ltd.	1,322,949	111,775,961
Machinery — 2.4%
Cummins, Inc.	234,239	53,514,242
IMI PLC	1,757,903	33,451,886
Oshkosh Corp.	1,233,747	117,736,476
		204,702,604
Media — 2.6%
Fox Corp., Class B	3,432,042	99,117,373
Interpublic Group of Cos., Inc.	2,832,808	81,188,277
Omnicom Group, Inc.	629,175	46,860,954
		227,166,604
Multi-Utilities — 3.1%
CMS Energy Corp.	1,191,269	63,268,296
NorthWestern Corp.	2,762,546	132,767,961
WEC Energy Group, Inc.	860,971	69,351,214
		265,387,471
Oil, Gas and Consumable Fuels — 4.2%
Devon Energy Corp.	405,853	19,359,188
Diamondback Energy, Inc.	400,398	62,013,643
Enterprise Products Partners LP	5,846,906	160,029,817
EQT Corp.	1,130,231	45,864,774
Occidental Petroleum Corp.	1,158,358	75,154,267
		362,421,689
Passenger Airlines — 1.4%
Southwest Airlines Co.	4,411,640	119,423,095
Personal Care Products — 0.6%
Kenvue, Inc.	2,453,693	49,270,155
Residential REITs — 1.1%
Essex Property Trust, Inc.	459,179	97,387,274
Retail REITs — 2.7%
Realty Income Corp.	2,462,471	122,975,802
Regency Centers Corp.	1,884,847	112,035,305
		235,011,107
Semiconductors and Semiconductor Equipment — 0.3%
Teradyne, Inc.	249,403	25,055,025
Specialized REITs — 1.6%
Public Storage	346,856	91,403,493
VICI Properties, Inc.	1,748,934	50,893,979
		142,297,472

	Shares/ Principal Amount	Value
Technology Hardware, Storage and Peripherals — 0.9%
HP, Inc.	2,970,535	$76,342,749
Trading Companies and Distributors — 3.4%
Beacon Roofing Supply, Inc.(1)	1,033,943	79,789,381
Bunzl PLC	2,471,391	88,015,539
MSC Industrial Direct Co., Inc., Class A	1,267,493	124,404,438
		292,209,358
TOTAL COMMON STOCKS (Cost $8,234,798,268)		8,307,718,020
EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell Mid-Cap Value ETF(2) (Cost $172,945,652)	1,659,950	173,199,183
SHORT-TERM INVESTMENTS — 2.7%
Discount Notes(4) — 1.1%
Federal Home Loan Bank Discount Notes, 5.34%, 10/2/23	$93,166,000	93,166,000
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	226,418	226,418
State Street Navigator Securities Lending Government Money Market Portfolio(5)	18,410,965	18,410,965
		18,637,383
Repurchase Agreements — 1.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $16,104,653), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $15,719,152)		15,712,278
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.875% - 2.50%, 1/15/29, valued at $104,174,734), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $102,177,023)		102,132,000
		117,844,278
TOTAL SHORT-TERM INVESTMENTS (Cost $229,634,203)		229,647,661
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $8,637,378,123)		8,710,564,864
OTHER ASSETS AND LIABILITIES — (0.6)%		(49,253,351)
TOTAL NET ASSETS — 100.0%		$8,661,311,513

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,222,332	USD	1,648,048	Goldman Sachs & Co.	12/22/23	$(9,775)
USD	53,357,551	CAD	71,944,653	Goldman Sachs & Co.	12/22/23	320,914
USD	173,822,492	EUR	163,529,458	Bank of America N.A.	12/22/23	274,481
USD	173,853,890	EUR	163,529,458	JPMorgan Chase Bank N.A.	12/22/23	305,879
USD	173,888,722	EUR	163,529,458	Morgan Stanley	12/22/23	340,711
USD	135,211,619	GBP	110,665,918	Goldman Sachs & Co.	12/22/23	111,254
						$1,343,464

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,815,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $30,041,728, which includes securities collateral of $11,630,763.

See Notes to Financial Statements.

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $8,543,398,398) — including $28,815,586 of securities on loan	$8,632,263,298
Investment securities - affiliated, at value (cost of $75,568,760)	59,890,601
Investment made with cash collateral received for securities on loan, at value (cost of $18,410,965)	18,410,965
Total investment securities, at value (cost of $8,637,378,123)	8,710,564,864
Receivable for investments sold	38,597,908
Receivable for capital shares sold	8,001,646
Unrealized appreciation on forward foreign currency exchange contracts	1,353,239
Dividends and interest receivable	21,050,197
Securities lending receivable	26,140
8,779,593,994

Liabilities
Payable for collateral received for securities on loan	18,410,965
Payable for investments purchased	84,399,440
Payable for capital shares redeemed	10,590,317
Unrealized depreciation on forward foreign currency exchange contracts	9,775
Accrued management fees	4,774,372
Distribution and service fees payable	97,612
118,282,481

Net Assets	$8,661,311,513

Net Assets Consist of:
Capital (par value and paid-in surplus)	$8,342,692,729
Distributable earnings (loss)	318,618,784
$8,661,311,513

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,912,589,930	130,503,161	$14.66
I Class, $0.01 Par Value	$1,640,508,263	111,809,291	$14.67
Y Class, $0.01 Par Value	$170,678,309	11,625,364	$14.68
A Class, $0.01 Par Value	$200,642,435	13,729,282	$14.61
C Class, $0.01 Par Value	$20,079,729	1,397,955	$14.36
R Class, $0.01 Par Value	$88,211,756	6,061,080	$14.55
R5 Class, $0.01 Par Value	$24,596,359	1,675,507	$14.68
R6 Class, $0.01 Par Value	$3,323,678,869	226,567,309	$14.67
G Class, $0.01 Par Value	$1,280,325,863	87,197,128	$14.68
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.50 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $3,844,811 from affiliates and net of foreign taxes withheld of $3,470,634)	$128,818,490
Interest	5,650,236
Securities lending, net	571,058
135,039,784

Expenses:
Management fees	34,378,477
Distribution and service fees:
A Class	280,855
C Class	121,227
R Class	234,824
Directors' fees and expenses	167,518
Other expenses	4,354
35,187,255
Fees waived - G Class	(4,016,487)
31,170,768

Net investment income (loss)	103,869,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(1,252,830) from affiliates)	177,220,572
Forward foreign currency exchange contract transactions	16,271,965
Foreign currency translation transactions	(65,078)
193,427,459

Change in net unrealized appreciation (depreciation) on:
Investments (including $(38,694,845) from affiliates)	(757,552,733)
Forward foreign currency exchange contracts	7,501,710
Translation of assets and liabilities in foreign currencies	(21,638)
(750,072,661)

Net realized and unrealized gain (loss)	(556,645,202)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(452,776,186)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$103,869,016	$188,003,985
Net realized gain (loss)	193,427,459	714,246,576
Change in net unrealized appreciation (depreciation)	(750,072,661)	(1,131,798,074)
Net increase (decrease) in net assets resulting from operations	(452,776,186)	(229,547,513)

Distributions to Shareholders
From earnings:
Investor Class	(19,291,874)	(163,533,056)
I Class	(18,361,256)	(132,402,340)
Y Class	(1,973,875)	(13,302,433)
A Class	(1,814,114)	(17,324,396)
C Class	(107,515)	(2,079,138)
R Class	(656,357)	(7,033,716)
R5 Class	(286,661)	(3,342,554)
R6 Class	(39,682,606)	(277,728,457)
G Class	(18,715,816)	(108,624,508)
Decrease in net assets from distributions	(100,890,074)	(725,370,598)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(180,921,064)	370,300,610

Net increase (decrease) in net assets	(734,587,324)	(584,617,501)

Net Assets
Beginning of period	9,395,898,837	9,980,516,338
End of period	$8,661,311,513	$9,395,898,837

See Notes to Financial Statements.

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Mid Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,024,319	—	—	—	$18,024,319
Exchange-Traded Funds	386,646	—	—	—	386,646
Total Borrowings	$18,410,965	—	—	—	$18,410,965
Gross amount of recognized liabilities for securities lending transactions					$18,410,965
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 9% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.95% to 0.97%	0.97%
I Class	0.75% to 0.77%	0.77%
Y Class	0.60% to 0.62%	0.62%
A Class	0.95% to 0.97%	0.97%
C Class	0.95% to 0.97%	0.97%
R Class	0.95% to 0.97%	0.97%
R5 Class	0.75% to 0.77%	0.77%
R6 Class	0.60% to 0.62%	0.62%
G Class	0.60% to 0.62%	0.00%(1)
(1)Effective annual management fee before waiver was 0.62%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,649,322 and $1,159,359, respectively. The effect of interfund transactions on the Statement of Operations was $104,899 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended September 30, 2023 were $2,443,450,980 and $2,498,350,208, respectively.

For the period ended September 30, 2023, the fund incurred net realized gains of $6,953,801 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,150,000,000		1,100,000,000
Sold	6,985,954	$108,466,640	21,818,393	$355,780,320
Issued in reinvestment of distributions	1,227,436	18,835,599	10,330,219	159,831,389
Redeemed	(15,677,320)	(242,753,360)	(28,629,576)	(460,474,594)
	(7,463,930)	(115,451,121)	3,519,036	55,137,115
I Class/Shares Authorized	1,060,000,000		1,060,000,000
Sold	13,951,294	216,673,156	34,585,466	553,921,267
Issued in reinvestment of distributions	1,127,891	17,321,481	8,070,921	125,019,353
Redeemed	(17,313,632)	(268,602,215)	(29,938,431)	(482,746,841)
	(2,234,447)	(34,607,578)	12,717,956	196,193,779
Y Class/Shares Authorized	100,000,000		80,000,000
Sold	1,375,252	21,391,188	1,597,527	25,593,863
Issued in reinvestment of distributions	92,710	1,423,931	845,403	13,097,260
Redeemed	(613,002)	(9,508,336)	(2,777,722)	(44,536,640)
	854,960	13,306,783	(334,792)	(5,845,517)
A Class/Shares Authorized	165,000,000		165,000,000
Sold	1,366,799	21,148,404	4,278,604	68,600,837
Issued in reinvestment of distributions	98,372	1,505,948	942,859	14,552,674
Redeemed	(2,701,494)	(41,626,692)	(7,830,830)	(127,784,808)
	(1,236,323)	(18,972,340)	(2,609,367)	(44,631,297)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	63,769	966,023	217,753	3,433,599
Issued in reinvestment of distributions	6,938	104,694	134,021	2,034,861
Redeemed	(476,540)	(7,233,728)	(846,455)	(13,393,499)
	(405,833)	(6,163,011)	(494,681)	(7,925,039)
R Class/Shares Authorized	60,000,000		50,000,000
Sold	504,703	7,748,271	1,455,170	23,600,630
Issued in reinvestment of distributions	43,001	655,797	457,380	7,033,684
Redeemed	(657,487)	(10,150,699)	(1,402,574)	(22,405,750)
	(109,783)	(1,746,631)	509,976	8,228,564
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	155,698	2,414,511	748,302	12,185,993
Issued in reinvestment of distributions	18,493	284,336	214,738	3,326,913
Redeemed	(517,290)	(8,066,219)	(1,632,216)	(25,872,916)
	(343,099)	(5,367,372)	(669,176)	(10,360,010)
R6 Class/Shares Authorized	2,000,000,000		2,000,000,000
Sold	25,795,316	401,160,109	61,849,513	991,987,137
Issued in reinvestment of distributions	2,489,864	38,231,281	17,395,448	269,283,605
Redeemed	(35,881,859)	(555,429,680)	(52,483,143)	(844,848,766)
	(7,596,679)	(116,038,290)	26,761,818	416,421,976
G Class/Shares Authorized	850,000,000		850,000,000
Sold	6,911,014	106,410,811	6,113,268	96,438,643
Issued in reinvestment of distributions	1,219,017	18,715,816	7,015,615	108,624,508
Redeemed	(1,338,463)	(21,008,131)	(26,789,545)	(441,982,112)
	6,791,568	104,118,496	(13,660,662)	(236,918,961)
Net increase (decrease)	(11,743,566)	$(180,921,064)	25,740,108	$370,300,610

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Heartland Express, Inc.	$65,126	—	$222	$(5,013)	$59,891	4,077	$(8)	$163
Spire, Inc.(1)	185,263	$4,801	9,896	(33,682)	(1)	(1)	(1,245)	3,682
	$250,389	$4,801	$10,118	$(38,695)	$59,891	4,077	$(1,253)	$3,845
(1)Company was not an affiliate at September 30, 2023.

7. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$143,240,396	$71,515,485	—
Building Products	—	85,215,504	—
Chemicals	—	109,311,892	—
Construction and Engineering	—	111,405,550	—
Consumer Staples Distribution & Retail	125,281,218	162,484,434	—
Diversified Telecommunication Services	—	60,124,432	—
Household Products	138,313,913	62,282,368	—
Machinery	171,250,718	33,451,886	—
Trading Companies and Distributors	204,193,819	88,015,539	—
Other Industries	6,741,630,866	—	—
Exchange-Traded Funds	173,199,183	—	—
Short-Term Investments	18,637,383	211,010,278	—
	$7,715,747,496	$994,817,368	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,353,239	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$9,775	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $806,607,968.

The value of foreign currency risk derivative instruments as of September 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $1,353,239 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $9,775 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $16,271,965 in net realized gain (loss) on forward foreign currency exchange contract transactions and $7,501,710 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

10. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,755,985,253
Gross tax appreciation of investments	$711,373,660
Gross tax depreciation of investments	(756,794,049)
Net tax appreciation (depreciation) of investments	$(45,420,389)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$15.59	0.15	(0.93)	(0.78)	(0.15)	—	(0.15)	$14.66	(5.07)%	0.98%(4)	0.98%(4)	1.93%(4)	1.93%(4)	27%	$1,912,590
2023	$17.30	0.28	(0.75)	(0.47)	(0.28)	(0.96)	(1.24)	$15.59	(2.58)%	0.98%	0.98%	1.70%	1.70%	64%	$2,150,798
2022	$19.03	0.26	1.95	2.21	(0.25)	(3.69)	(3.94)	$17.30	12.48%	0.97%	0.97%	1.33%	1.33%	50%	$2,325,957
2021	$12.35	0.22	6.78	7.00	(0.23)	(0.09)	(0.32)	$19.03	57.22%	0.97%	0.97%	1.43%	1.43%	65%	$2,519,909
2020	$15.19	0.24	(2.85)	(2.61)	(0.23)	—	(0.23)	$12.35	(17.52)%	0.98%	0.99%	1.56%	1.55%	55%	$1,885,286
2019	$17.09	0.23	(0.21)	0.02	(0.21)	(1.71)	(1.92)	$15.19	0.81%	0.96%	1.00%	1.38%	1.34%	53%	$3,514,131
I Class
2023(3)	$15.61	0.17	(0.95)	(0.78)	(0.16)	—	(0.16)	$14.67	(5.03)%	0.78%(4)	0.78%(4)	2.13%(4)	2.13%(4)	27%	$1,640,508
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.38)%	0.78%	0.78%	1.90%	1.90%	64%	$1,779,890
2022	$19.04	0.29	1.96	2.25	(0.28)	(3.69)	(3.97)	$17.32	12.75%	0.77%	0.77%	1.53%	1.53%	50%	$1,754,741
2021	$12.36	0.25	6.79	7.04	(0.27)	(0.09)	(0.36)	$19.04	57.50%	0.77%	0.77%	1.63%	1.63%	65%	$1,778,956
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$1,866,460
2019	$17.10	0.26	(0.20)	0.06	(0.24)	(1.71)	(1.95)	$15.21	1.07%	0.76%	0.80%	1.58%	1.54%	53%	$1,535,449

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$15.62	0.18	(0.95)	(0.77)	(0.17)	—	(0.17)	$14.68	(4.95)%	0.63%(4)	0.63%(4)	2.28%(4)	2.28%(4)	27%	$170,678
2023	$17.33	0.33	(0.75)	(0.42)	(0.33)	(0.96)	(1.29)	$15.62	(2.23)%	0.63%	0.63%	2.05%	2.05%	64%	$168,200
2022	$19.05	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.33	12.91%	0.62%	0.62%	1.68%	1.68%	50%	$192,430
2021	$12.36	0.28	6.79	7.07	(0.29)	(0.09)	(0.38)	$19.05	57.69%	0.62%	0.62%	1.78%	1.78%	65%	$180,923
2020	$15.21	0.32	(2.89)	(2.57)	(0.28)	—	(0.28)	$12.36	(17.22)%	0.63%	0.64%	1.91%	1.90%	55%	$97,541
2019	$17.11	0.31	(0.24)	0.07	(0.26)	(1.71)	(1.97)	$15.21	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$16,061
A Class
2023(3)	$15.55	0.13	(0.94)	(0.81)	(0.13)	—	(0.13)	$14.61	(5.20)%	1.23%(4)	1.23%(4)	1.68%(4)	1.68%(4)	27%	$200,642
2023	$17.26	0.23	(0.74)	(0.51)	(0.24)	(0.96)	(1.20)	$15.55	(2.89)%	1.23%	1.23%	1.45%	1.45%	64%	$232,651
2022	$18.99	0.21	1.95	2.16	(0.20)	(3.69)	(3.89)	$17.26	12.23%	1.22%	1.22%	1.08%	1.08%	50%	$303,260
2021	$12.32	0.19	6.76	6.95	(0.19)	(0.09)	(0.28)	$18.99	56.87%	1.22%	1.22%	1.18%	1.18%	65%	$323,669
2020	$15.16	0.20	(2.85)	(2.65)	(0.19)	—	(0.19)	$12.32	(17.76)%	1.23%	1.24%	1.31%	1.30%	55%	$221,284
2019	$17.06	0.18	(0.20)	(0.02)	(0.17)	(1.71)	(1.88)	$15.16	0.57%	1.21%	1.25%	1.13%	1.09%	53%	$358,500

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$15.28	0.07	(0.92)	(0.85)	(0.07)	—	(0.07)	$14.36	(5.59)%	1.98%(4)	1.98%(4)	0.93%(4)	0.93%(4)	27%	$20,080
2023	$16.98	0.11	(0.72)	(0.61)	(0.13)	(0.96)	(1.09)	$15.28	(3.53)%	1.98%	1.98%	0.70%	0.70%	64%	$27,561
2022	$18.75	0.06	1.93	1.99	(0.07)	(3.69)	(3.76)	$16.98	11.37%	1.97%	1.97%	0.33%	0.33%	50%	$39,037
2021	$12.17	0.07	6.67	6.74	(0.07)	(0.09)	(0.16)	$18.75	55.65%	1.97%	1.97%	0.43%	0.43%	65%	$51,558
2020	$14.98	0.08	(2.81)	(2.73)	(0.08)	—	(0.08)	$12.17	(18.37)%	1.98%	1.99%	0.56%	0.55%	55%	$58,796
2019	$16.89	0.06	(0.21)	(0.15)	(0.05)	(1.71)	(1.76)	$14.98	(0.23)%	1.96%	2.00%	0.38%	0.34%	53%	$94,910
R Class
2023(3)	$15.48	0.11	(0.93)	(0.82)	(0.11)	—	(0.11)	$14.55	(5.34)%	1.48%(4)	1.48%(4)	1.43%(4)	1.43%(4)	27%	$88,212
2023	$17.19	0.19	(0.74)	(0.55)	(0.20)	(0.96)	(1.16)	$15.48	(3.08)%	1.48%	1.48%	1.20%	1.20%	64%	$95,536
2022	$18.93	0.16	1.94	2.10	(0.15)	(3.69)	(3.84)	$17.19	11.92%	1.47%	1.47%	0.83%	0.83%	50%	$97,311
2021	$12.28	0.15	6.74	6.89	(0.15)	(0.09)	(0.24)	$18.93	56.48%	1.47%	1.47%	0.93%	0.93%	65%	$97,590
2020	$15.12	0.17	(2.86)	(2.69)	(0.15)	—	(0.15)	$12.28	(18.00)%	1.48%	1.49%	1.06%	1.05%	55%	$67,874
2019	$17.02	0.14	(0.20)	(0.06)	(0.13)	(1.71)	(1.84)	$15.12	0.33%	1.46%	1.50%	0.88%	0.84%	53%	$96,701

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$15.61	0.16	(0.93)	(0.77)	(0.16)	—	(0.16)	$14.68	(4.96)%	0.78%(4)	0.78%(4)	2.13%(4)	2.13%(4)	27%	$24,596
2023	$17.32	0.31	(0.75)	(0.44)	(0.31)	(0.96)	(1.27)	$15.61	(2.39)%	0.78%	0.78%	1.90%	1.90%	64%	$31,521
2022	$19.05	0.29	1.95	2.24	(0.28)	(3.69)	(3.97)	$17.32	12.68%	0.77%	0.77%	1.53%	1.53%	50%	$46,565
2021	$12.36	0.25	6.80	7.05	(0.27)	(0.09)	(0.36)	$19.05	57.58%	0.77%	0.77%	1.63%	1.63%	65%	$59,132
2020	$15.21	0.28	(2.87)	(2.59)	(0.26)	—	(0.26)	$12.36	(17.40)%	0.78%	0.79%	1.76%	1.75%	55%	$59,766
2019	$17.11	0.28	(0.23)	0.05	(0.24)	(1.71)	(1.95)	$15.21	1.01%	0.76%	0.80%	1.58%	1.54%	53%	$58,526
R6 Class
2023(3)	$15.60	0.18	(0.94)	(0.76)	(0.17)	—	(0.17)	$14.67	(4.90)%	0.63%(4)	0.63%(4)	2.28%(4)	2.28%(4)	27%	$3,323,679
2023	$17.32	0.33	(0.76)	(0.43)	(0.33)	(0.96)	(1.29)	$15.60	(2.30)%	0.63%	0.63%	2.05%	2.05%	64%	$3,653,940
2022	$19.04	0.32	1.96	2.28	(0.31)	(3.69)	(4.00)	$17.32	12.92%	0.62%	0.62%	1.68%	1.68%	50%	$3,591,180
2021	$12.36	0.28	6.78	7.06	(0.29)	(0.09)	(0.38)	$19.04	57.74%	0.62%	0.62%	1.78%	1.78%	65%	$3,494,909
2020	$15.20	0.31	(2.87)	(2.56)	(0.28)	—	(0.28)	$12.36	(17.23)%	0.63%	0.64%	1.91%	1.90%	55%	$2,068,136
2019	$17.10	0.29	(0.22)	0.07	(0.26)	(1.71)	(1.97)	$15.20	1.16%	0.61%	0.65%	1.73%	1.69%	53%	$1,938,315
G Class
2023(3)	$15.62	0.23	(0.95)	(0.72)	(0.22)	—	(0.22)	$14.68	(4.66)%	0.01%(4)	0.63%(4)	2.90%(4)	2.28%(4)	27%	$1,280,326
2023	$17.33	0.43	(0.75)	(0.32)	(0.43)	(0.96)	(1.39)	$15.62	(1.63)%	0.01%	0.63%	2.67%	2.05%	64%	$1,255,802
2022(5)	$17.81	0.02	0.61	0.63	(0.03)	(1.08)	(1.11)	$17.33	3.55%	0.00%(4)(6)	0.62%(4)	2.11%(4)	1.49%(4)	50%(7)	$1,630,035

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)March 15, 2022 (commencement of sale) through March 31, 2022.
(6)Ratio was less than 0.005%.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
27

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, five-, and ten-year periods and below the median for the three-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities,
28

portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They
29

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

31

Notes
32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90805 2311

Semiannual Report

September 30, 2023

Small Cap Dividend Fund
Investor Class (AMAEX)
I Class (AMAFX)
A Class (AMAHX)
R Class (AMAJX)
R6 Class (AMAKX)
G Class (AMALX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	95.5%
Preferred Stocks	2.6%
Convertible Bonds	0.1%
Short-Term Investments	1.6%
Other Assets and Liabilities	0.2%

Top Five Industries	% of net assets
Banks	20.3%
Financial Services	6.2%
Insurance	5.3%
Machinery	4.7%
Oil, Gas and Consumable Fuels	4.6%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$967.60	$5.90	1.20%
I Class	$1,000	$968.60	$4.92	1.00%
A Class	$1,000	$966.40	$7.13	1.45%
R Class	$1,000	$965.20	$8.35	1.70%
R6 Class	$1,000	$969.30	$4.18	0.85%
G Class	$1,000	$971.90	$0.54	0.11%
Hypothetical
Investor Class	$1,000	$1,019.00	$6.06	1.20%
I Class	$1,000	$1,020.00	$5.05	1.00%
A Class	$1,000	$1,017.75	$7.31	1.45%
R Class	$1,000	$1,016.50	$8.57	1.70%
R6 Class	$1,000	$1,020.75	$4.29	0.85%
G Class	$1,000	$1,024.45	$0.56	0.11%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Shares/Principal Amount	Value
COMMON STOCKS — 95.5%
Aerospace and Defense — 2.3%
Cadre Holdings, Inc.	1,121	$29,875
Leonardo DRS, Inc.(1)	1,443	24,098
Park Aerospace Corp.	5,070	78,737
		132,710
Automobile Components — 0.9%
Atmus Filtration Technologies, Inc.(1)	2,599	54,189
Banks — 19.1%
Columbia Banking System, Inc.	5,531	112,279
CVB Financial Corp.	3,234	53,587
Financial Institutions, Inc.	2,940	49,480
First Interstate BancSystem, Inc., Class A	3,168	79,010
First Merchants Corp.	778	21,644
FNB Corp.	9,773	105,451
HBT Financial, Inc.	777	14,172
Home BancShares, Inc.	5,768	120,782
Pacific Premier Bancorp, Inc.	5,596	121,769
Popular, Inc.	1,950	122,870
Premier Financial Corp.	1,471	25,095
Provident Financial Services, Inc.	1,374	21,008
United Bankshares, Inc.	3,354	92,537
Valley National Bancorp	7,639	65,390
Webster Financial Corp.	2,673	107,749
		1,112,823
Building Products — 3.1%
Fortune Brands Innovations, Inc.	856	53,209
Tecnoglass, Inc.	3,806	125,446
		178,655
Capital Markets — 2.6%
Carlyle Group, Inc.	1,994	60,139
Patria Investments Ltd., Class A	6,390	93,166
		153,305
Chemicals — 2.1%
Avient Corp.	1,863	65,801
Element Solutions, Inc.	1,488	29,180
Mativ Holdings, Inc.	1,791	25,539
		120,520
Commercial Services and Supplies — 1.9%
Brink's Co.	1,554	112,883
Containers and Packaging — 3.5%
Graphic Packaging Holding Co.	6,955	154,957
Sonoco Products Co.	863	46,904
		201,861
Diversified Consumer Services — 0.8%
H&R Block, Inc.	1,136	48,916
Electric Utilities — 0.9%
ALLETE, Inc.	996	52,589
6

	Shares/Principal Amount	Value
Electronic Equipment, Instruments and Components — 4.5%
Avnet, Inc.	2,461	$118,596
Coherent Corp.(1)	1,586	51,767
Vishay Intertechnology, Inc.	3,709	91,686
		262,049
Energy Equipment and Services — 2.1%
ChampionX Corp.	3,470	123,601
Financial Services — 4.8%
Alerus Financial Corp.	1,235	22,452
Compass Diversified Holdings	4,504	84,540
Enact Holdings, Inc.	1,220	33,221
EVERTEC, Inc.	3,771	140,206
		280,419
Gas Utilities — 1.2%
Northwest Natural Holding Co.	235	8,967
Southwest Gas Holdings, Inc.	963	58,175
		67,142
Health Care Equipment and Supplies — 1.4%
Embecta Corp.	3,703	55,730
Utah Medical Products, Inc.	300	25,800
		81,530
Health Care Providers and Services — 0.9%
Patterson Cos., Inc.	1,810	53,648
Health Care REITs — 1.6%
CareTrust REIT, Inc.	3,345	68,572
LTC Properties, Inc.	745	23,937
		92,509
Hotels, Restaurants and Leisure — 1.0%
Red Rock Resorts, Inc., Class A	1,451	59,491
Household Durables — 1.5%
Leggett & Platt, Inc.	3,495	88,808
Household Products — 2.1%
Spectrum Brands Holdings, Inc.	1,523	119,327
Insurance — 5.3%
Axis Capital Holdings Ltd.	2,645	149,099
Fidelis Insurance Holdings Ltd.(1)	2,229	32,722
RenaissanceRe Holdings Ltd.	581	114,991
Selective Insurance Group, Inc.	141	14,547
		311,359
Leisure Products — 1.1%
Brunswick Corp.	776	61,304
Machinery — 4.7%
Hurco Cos., Inc.	740	16,598
IMI PLC	2,472	47,041
Luxfer Holdings PLC	6,989	91,206
Timken Co.	1,652	121,406
		276,251
Media — 4.3%
Cable One, Inc.	126	77,571
Entravision Communications Corp., Class A	21,976	80,212
7

		Shares/Principal Amount	Value
John Wiley & Sons, Inc., Class A		2,516	$93,520
			251,303
Metals and Mining — 0.8%
Ramaco Resources, Inc., Class A		4,060	44,619
Multi-Utilities — 0.9%
NorthWestern Corp.		1,059	50,896
Office REITs — 1.8%
Cousins Properties, Inc.		2,741	55,834
Easterly Government Properties, Inc.		4,227	48,315
			104,149
Oil, Gas and Consumable Fuels — 4.6%
Chord Energy Corp.		218	35,331
Hess Midstream LP, Class A		2,962	86,283
TXO Partners LP		7,235	146,943
			268,557
Professional Services — 0.9%
Public Policy Holding Co., Inc.		35,615	54,102
Retail REITs — 1.5%
Kite Realty Group Trust		2,166	46,396
NETSTREIT Corp.		2,517	39,215
			85,611
Semiconductors and Semiconductor Equipment — 1.7%
Kulicke & Soffa Industries, Inc.		1,990	96,774
Specialized REITs — 1.4%
Four Corners Property Trust, Inc.		3,582	79,485
Specialty Retail — 2.7%
Penske Automotive Group, Inc.		344	57,469
Valvoline, Inc.		3,071	99,009
			156,478
Textiles, Apparel and Luxury Goods — 3.6%
Ralph Lauren Corp.		856	99,373
Tapestry, Inc.		3,832	110,170
			209,543
Trading Companies and Distributors — 1.9%
Applied Industrial Technologies, Inc.		505	78,078
Karat Packaging, Inc.		1,446	33,345
			111,423
TOTAL COMMON STOCKS (Cost $5,569,293)			5,558,829
PREFERRED STOCKS — 2.6%
Banks — 1.2%
F.N.B. Corp., 7.25%		751	18,790
Valley National Bancorp, 6.25%		2,642	50,621
			69,411
Financial Services — 1.4%
Compass Diversified Holdings, 7.875%		3,434	82,450
TOTAL PREFERRED STOCKS (Cost $153,395)			151,861
CONVERTIBLE BONDS — 0.1%
Building Products — 0.1%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $13,066)	CAD	19,000	5,645
8

	Shares/Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $93,995)	93,995	$93,995
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $5,829,749)		5,810,330
OTHER ASSETS AND LIABILITIES — 0.2%		9,011
TOTAL NET ASSETS — 100.0%		$5,819,341

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,788	GBP	68,577	Goldman Sachs & Co.	12/22/23	$69
USD	2,697	GBP	2,206	Goldman Sachs & Co.	12/22/23	4
						$73

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,829,749)	$5,810,330
Receivable for investments sold	2,875
Receivable for capital shares sold	163
Unrealized appreciation on forward foreign currency exchange contracts	73
Dividends and interest receivable	15,086
Securities lending receivable	54
5,828,581

Liabilities
Payable for investments purchased	4,233
Payable for capital shares redeemed	150
Accrued management fees	4,793
Distribution and service fees payable	64
9,240

Net Assets	$5,819,341

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,990,578
Distributable earnings (loss)	(171,237)
$5,819,341

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$2,766,460	313,775	$8.82
I Class, $0.01 Par Value	$2,832,831	321,120	$8.82
A Class, $0.01 Par Value	$22,796	2,585	$8.82
R Class, $0.01 Par Value	$139,426	15,813	$8.82
R6 Class, $0.01 Par Value	$34,573	3,920	$8.82
G Class, $0.01 Par Value	$23,255	2,636	$8.82
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.36 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $225)	$101,047
Interest	5,263
Securities lending, net	809
107,119

Expenses:
Management fees	31,632
Interest expenses	3,261
Distribution and service fees :
A Class	29
R Class	335
Directors' fees and expenses	121
35,378
Fees waived - G Class	(88)
35,290

Net investment income (loss)	71,829

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(92,829)
Forward foreign currency exchange contract transactions	1,860
Foreign currency translation transactions	(29)
(90,998)

Change in net unrealized appreciation (depreciation) on:
Investments	(9,954)
Forward foreign currency exchange contracts	351
Translation of assets and liabilities in foreign currencies	2
(9,601)

Net realized and unrealized gain (loss)	(100,599)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,770)

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND PERIOD ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023(1)
Operations
Net investment income (loss)	$71,829	$46,746
Net realized gain (loss)	(90,998)	(62,272)
Change in net unrealized appreciation (depreciation)	(9,601)	(9,746)
Net increase (decrease) in net assets resulting from operations	(28,770)	(25,272)

Distributions to Shareholders
From earnings:
Investor Class	(25,620)	(47,865)
I Class	(37,254)	(730)
A Class	(188)	(588)
R Class	(932)	(1,361)
R6 Class	(390)	(1,030)
G Class	(351)	(886)
Decrease in net assets from distributions	(64,735)	(52,460)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(318,056)	6,308,634

Net increase (decrease) in net assets	(411,561)	6,230,902

Net Assets
Beginning of period	6,230,902	—
End of period	$5,819,341	$6,230,902
(1)April 5, 2022 (fund inception) through March 31, 2023.

See Notes to Financial Statements.
12

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Dividend Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge. All classes of the fund commenced sale on April 5, 2022, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 16% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 were $4,655,359 and $4,990,762, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2023		Period ended March 31, 2023(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	20,000,000		20,000,000
Sold	63,982	$583,407	351,045	$3,386,267
Issued in reinvestment of distributions	2,792	25,317	5,220	47,546
Redeemed	(35,902)	(332,044)	(73,362)	(675,248)
	30,872	276,680	282,903	2,758,565
I Class/Shares Authorized	20,000,000		20,000,000
Sold	317,745	2,968,563	371,699	3,331,728
Issued in reinvestment of distributions	4,081	37,254	80	730
Redeemed	(372,185)	(3,622,668)	(300)	(2,760)
	(50,359)	(616,851)	371,479	3,329,698
A Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	2,500	25,000
Issued in reinvestment of distributions	20	188	65	588
	20	188	2,565	25,588
R Class/Shares Authorized	20,000,000		20,000,000
Sold	4,910	45,166	19,540	187,164
Issued in reinvestment of distributions	103	932	149	1,361
Redeemed	(2,645)	(24,431)	(6,244)	(58,335)
	2,368	21,667	13,445	130,190
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	129	1,139	3,935	38,710
Issued in reinvestment of distributions	43	390	113	1,030
Redeemed	(179)	(1,620)	(121)	(1,033)
	(7)	(91)	3,927	38,707
G Class/Shares Authorized	20,000,000		20,000,000
Sold	—	—	2,500	25,000
Issued in reinvestment of distributions	39	351	97	886
	39	351	2,597	25,886
Net increase (decrease)	(17,067)	$(318,056)	676,916	$6,308,634
(1)April 5, 2022 (fund inception) through March 31, 2023.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,457,686	$101,143	—
Preferred Stocks	151,861	—	—
Convertible Bonds	—	5,645	—
Short-Term Investments	93,995	—	—
	$5,703,542	$106,788	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$73	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $92,101.

The value of foreign currency risk derivative instruments as of September 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $73 in unrealized appreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,860 in net realized gain (loss) on forward foreign currency exchange contract transactions and $351 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,039,667
Gross tax appreciation of investments	$168,229
Gross tax depreciation of investments	(397,566)
Net tax appreciation (depreciation) of investments	$(229,337)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had post-October capital loss deferrals of $(5,481), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
19

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.20	0.10	(0.40)	(0.30)	(0.08)	—	(0.08)	$8.82	(3.24)%	1.20%(4)	1.20%(4)	2.12%(4)	2.12%(4)	72%	$2,766
2023(5)	$10.00	0.23	(0.78)	(0.55)	(0.20)	(0.05)	(0.25)	$9.20	(5.40)%	1.10%(4)	1.10%(4)	2.52%(4)	2.52%(4)	54%	$2,604
I Class
2023(3)	$9.21	0.10	(0.40)	(0.30)	(0.09)	—	(0.09)	$8.82	(3.14)%	1.00%(4)	1.00%(4)	2.32%(4)	2.32%(4)	72%	$2,833
2023(5)	$10.00	0.46	(0.98)	(0.52)	(0.22)	(0.05)	(0.27)	$9.21	(5.22)%	0.90%(4)	0.90%(4)	2.72%(4)	2.72%(4)	54%	$3,420
A Class
2023(3)	$9.20	0.09	(0.40)	(0.31)	(0.07)	—	(0.07)	$8.82	(3.36)%	1.45%(4)	1.45%(4)	1.87%(4)	1.87%(4)	72%	$23
2023(5)	$10.00	0.19	(0.76)	(0.57)	(0.18)	(0.05)	(0.23)	$9.20	(5.62)%	1.35%(4)	1.35%(4)	2.27%(4)	2.27%(4)	54%	$24
R Class
2023(3)	$9.20	0.08	(0.40)	(0.32)	(0.06)	—	(0.06)	$8.82	(3.48)%	1.70%(4)	1.70%(4)	1.62%(4)	1.62%(4)	72%	$139
2023(5)	$10.00	0.20	(0.79)	(0.59)	(0.16)	(0.05)	(0.21)	$9.20	(5.85)%	1.60%(4)	1.60%(4)	2.02%(4)	2.02%(4)	54%	$124
R6 Class
2023(3)	$9.21	0.12	(0.41)	(0.29)	(0.10)	—	(0.10)	$8.82	(3.07)%	0.85%(4)	0.85%(4)	2.47%(4)	2.47%(4)	72%	$35
2023(5)	$10.00	0.25	(0.76)	(0.51)	(0.23)	(0.05)	(0.28)	$9.21	(5.08)%	0.75%(4)	0.75%(4)	2.87%(4)	2.87%(4)	54%	$36

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$9.21	0.15	(0.41)	(0.26)	(0.13)	—	(0.13)	$8.82	(2.81)%	0.11%(4)	0.85%(4)	3.21%(4)	2.47%(4)	72%	$23
2023(5)	$10.00	0.31	(0.75)	(0.44)	(0.30)	(0.05)	(0.35)	$9.21	(4.31)%	0.01%(4)	0.75%(4)	3.61%(4)	2.87%(4)	54%	$24

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)April 5, 2022 (fund inception) through March 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97904 2311

Semiannual Report

September 30, 2023

Small Cap Value Fund
Investor Class (ASVIX)
I Class (ACVIX)
Y Class (ASVYX)
A Class (ACSCX)
C Class (ASVNX)
R Class (ASVRX)
R5 Class (ASVGX)
R6 Class (ASVDX)
G Class (ASVHX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Short-Term Investments	1.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Banks	21.1%
Financial Services	6.2%
Electronic Equipment, Instruments and Components	4.9%
Machinery	4.8%
Oil, Gas and Consumable Fuels	4.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$989.10	$5.42	1.09%
I Class	$1,000	$990.30	$4.43	0.89%
Y Class	$1,000	$992.10	$3.69	0.74%
A Class	$1,000	$988.80	$6.66	1.34%
C Class	$1,000	$983.80	$10.37	2.09%
R Class	$1,000	$986.30	$7.90	1.59%
R5 Class	$1,000	$990.30	$4.43	0.89%
R6 Class	$1,000	$991.00	$3.68	0.74%
G Class	$1,000	$994.60	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,019.55	$5.50	1.09%
I Class	$1,000	$1,020.55	$4.50	0.89%
Y Class	$1,000	$1,021.30	$3.74	0.74%
A Class	$1,000	$1,018.30	$6.76	1.34%
C Class	$1,000	$1,014.55	$10.53	2.09%
R Class	$1,000	$1,017.05	$8.02	1.59%
R5 Class	$1,000	$1,020.55	$4.50	0.89%
R6 Class	$1,000	$1,021.30	$3.74	0.74%
G Class	$1,000	$1,025.00	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Automobile Components — 0.3%
Atmus Filtration Technologies, Inc.(1)	830,000	$17,305,500
Banks — 21.1%
Ameris Bancorp	1,590,000	61,040,100
Axos Financial, Inc.(1)	640,000	24,230,400
BankUnited, Inc.	1,415,000	32,120,500
Columbia Banking System, Inc.	2,690,000	54,607,000
CVB Financial Corp.	2,975,000	49,295,750
First BanCorp	7,375,000	99,267,500
First Interstate BancSystem, Inc., Class A	1,725,000	43,021,500
First Merchants Corp.	685,000	19,056,700
FNB Corp.	8,655,000	93,387,450
Home BancShares, Inc.	4,350,000	91,089,000
Independent Bank Group, Inc.	261,161	10,328,917
Old National Bancorp	8,090,000	117,628,600
Origin Bancorp, Inc.	658,325	19,005,843
Pacific Premier Bancorp, Inc.	2,605,000	56,684,800
Popular, Inc.	199,505	12,570,810
Premier Financial Corp.	93,914	1,602,173
Provident Financial Services, Inc.	1,245,000	19,036,050
SouthState Corp.	1,455,000	98,008,800
UMB Financial Corp.	1,175,000	72,908,750
Valley National Bancorp	8,920,000	76,355,200
Webster Financial Corp.	1,020,000	41,116,200
		1,092,362,043
Building Products — 1.1%
DIRTT Environmental Solutions(1)	3,909,691	1,565,831
Tecnoglass, Inc.	1,695,000	55,867,200
		57,433,031
Capital Markets — 1.0%
Donnelley Financial Solutions, Inc.(1)	550,000	30,954,000
Patria Investments Ltd., Class A(2)	1,330,000	19,391,400
		50,345,400
Chemicals — 1.8%
Element Solutions, Inc.	1,035,000	20,296,350
Ingevity Corp.(1)	380,000	18,091,800
Minerals Technologies, Inc.	995,000	54,486,200
		92,874,350
Commercial Services and Supplies — 3.7%
Brink's Co.	1,356,402	98,529,041
CECO Environmental Corp.(1)	184,977	2,954,083
Deluxe Corp.(3)	2,210,000	41,746,900
Loomis AB	1,130,000	30,411,482
OPENLANE, Inc.(1)	1,340,000	19,992,800
		193,634,306
Construction and Engineering — 0.3%
Dycom Industries, Inc.(1)	185,000	16,465,000
6

	Shares	Value
Containers and Packaging — 3.2%
Graphic Packaging Holding Co.	5,720,000	$127,441,600
Pactiv Evergreen, Inc.	4,408,326	35,839,690
		163,281,290
Electric Utilities — 0.5%
ALLETE, Inc.	445,000	23,496,000
Electronic Equipment, Instruments and Components — 4.9%
Avnet, Inc.	2,170,000	104,572,300
Belden, Inc.	240,000	23,172,000
Coherent Corp.(1)	3,195,000	104,284,800
Vontier Corp.	735,000	22,726,200
		254,755,300
Energy Equipment and Services — 3.5%
Cactus, Inc., Class A	1,405,000	70,545,050
ChampionX Corp.	3,140,000	111,846,800
		182,391,850
Financial Services — 6.2%
A-Mark Precious Metals, Inc.(3)	1,365,000	40,035,450
Compass Diversified Holdings(2)(3)	4,595,000	86,248,150
Enact Holdings, Inc.	275,000	7,488,250
Euronet Worldwide, Inc.(1)	784,948	62,309,172
EVERTEC, Inc.	3,175,000	118,046,500
Repay Holdings Corp.(1)	915,000	6,944,850
		321,072,372
Gas Utilities — 1.1%
Northwest Natural Holding Co.	270,000	10,303,200
Southwest Gas Holdings, Inc.	785,000	47,421,850
		57,725,050
Health Care Equipment and Supplies — 1.8%
Embecta Corp.	1,910,000	28,745,500
Enovis Corp.(1)	605,000	31,901,650
Envista Holdings Corp.(1)	1,190,000	33,177,200
		93,824,350
Health Care Providers and Services — 0.2%
AMN Healthcare Services, Inc.(1)	125,000	10,647,500
Health Care REITs — 1.6%
CareTrust REIT, Inc.	1,200,000	24,600,000
National Health Investors, Inc.	470,000	24,139,200
Physicians Realty Trust	2,705,000	32,973,950
		81,713,150
Hotel & Resort REITs — 0.1%
Summit Hotel Properties, Inc.	1,255,000	7,279,000
Hotels, Restaurants and Leisure — 3.5%
Accel Entertainment, Inc.(1)	3,010,000	32,959,500
Boyd Gaming Corp.	505,000	30,719,150
Dave & Buster's Entertainment, Inc.(1)	1,600,000	59,312,000
Everi Holdings, Inc.(1)	2,379,279	31,454,068
Planet Fitness, Inc., Class A(1)	435,000	21,393,300
Red Robin Gourmet Burgers, Inc.(1)(2)	645,000	5,185,800
		181,023,818
Household Durables — 3.0%
Cavco Industries, Inc.(1)	80,000	21,252,800
Skyline Champion Corp.(1)	1,850,000	117,882,000
Vizio Holding Corp., Class A(1)	2,580,000	13,957,800
		153,092,600
7

	Shares	Value
Household Products — 1.7%
Spectrum Brands Holdings, Inc.	1,090,000	$85,401,500
Insurance — 3.0%
Axis Capital Holdings Ltd.	1,865,000	105,130,050
Fidelis Insurance Holdings Ltd.(1)	1,700,000	24,956,000
Selective Insurance Group, Inc.	222,636	22,969,356
		153,055,406
Leisure Products — 3.2%
Brunswick Corp.	1,340,000	105,860,000
Malibu Boats, Inc., Class A(1)	895,000	43,872,900
Solo Brands, Inc., Class A(1)	3,395,000	17,314,500
		167,047,400
Machinery — 4.8%
Esab Corp.	145,000	10,181,900
Gates Industrial Corp. PLC(1)	6,211,828	72,119,323
Hillman Solutions Corp.(1)	5,915,000	48,798,750
Luxfer Holdings PLC	750,000	9,787,500
Timken Co.	1,460,000	107,295,400
		248,182,873
Media — 2.0%
Cable One, Inc.	110,000	67,720,400
Entravision Communications Corp., Class A(3)	7,955,000	29,035,750
Townsquare Media, Inc., Class A	670,000	5,842,400
		102,598,550
Office REITs — 0.9%
Easterly Government Properties, Inc.	1,235,000	14,116,050
Highwoods Properties, Inc.	1,675,000	34,521,750
		48,637,800
Oil, Gas and Consumable Fuels — 4.1%
Chord Energy Corp.	235,000	38,086,450
Earthstone Energy, Inc., Class A(1)	1,605,000	32,485,200
Enviva, Inc.(2)	1,260,000	9,412,200
Magnolia Oil & Gas Corp., Class A	3,475,000	79,612,250
Northern Oil & Gas, Inc.	1,365,000	54,913,950
		214,510,050
Personal Care Products — 1.7%
Edgewell Personal Care Co.	2,395,000	88,519,200
Professional Services — 3.2%
Barrett Business Services, Inc.	290,000	26,169,600
IBEX Holdings Ltd.(1)(3)	965,857	14,922,491
Korn Ferry	1,495,000	70,922,800
NV5 Global, Inc.(1)	275,000	26,463,250
Verra Mobility Corp.(1)	1,315,000	24,590,500
		163,068,641
Residential REITs — 0.6%
UMH Properties, Inc.	2,075,000	29,091,500
Retail REITs — 1.2%
Kite Realty Group Trust	1,935,000	41,447,700
NETSTREIT Corp.	1,275,000	19,864,500
		61,312,200
Semiconductors and Semiconductor Equipment — 2.5%
Cohu, Inc.(1)	765,000	26,346,600
Kulicke & Soffa Industries, Inc.	1,640,000	79,753,200
MKS Instruments, Inc.	290,000	25,096,600
		131,196,400
8

	Shares	Value
Software — 2.0%
Digital Turbine, Inc.(1)	1,910,000	$11,555,500
Teradata Corp.(1)	2,060,000	92,741,200
		104,296,700
Specialized REITs — 0.8%
Four Corners Property Trust, Inc.	1,965,000	43,603,350
Specialty Retail — 2.4%
MarineMax, Inc.(1)(3)	1,612,234	52,913,520
OneWater Marine, Inc., Class A(1)(3)	1,415,000	36,252,300
Penske Automotive Group, Inc.	215,000	35,917,900
		125,083,720
Textiles, Apparel and Luxury Goods — 1.9%
Tapestry, Inc.	3,380,000	97,175,000
Tobacco — 0.3%
Turning Point Brands, Inc.	745,000	17,202,050
Trading Companies and Distributors — 3.6%
Beacon Roofing Supply, Inc.(1)	1,005,000	77,555,850
DXP Enterprises, Inc.(1)	491,702	17,180,068
GMS, Inc.(1)	1,065,000	68,128,050
Karat Packaging, Inc.	265,000	6,110,900
Titan Machinery, Inc.(1)	570,000	15,150,600
		184,125,468
TOTAL COMMON STOCKS (Cost $4,850,328,723)		5,114,829,718
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	111,659	111,659
State Street Navigator Securities Lending Government Money Market Portfolio(4)	5,303,896	5,303,896
		5,415,555
Repurchase Agreements — 1.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $7,988,894), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $7,797,662)		7,794,252
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $51,676,319), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $50,685,334)		50,663,000
		58,457,252
TOTAL SHORT-TERM INVESTMENTS (Cost $63,872,807)		63,872,807
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,914,201,530)		5,178,702,525
OTHER ASSETS AND LIABILITIES†		1,400,761
TOTAL NET ASSETS — 100.0%		$5,180,103,286

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,583,102	SEK	270,650,755	UBS AG	12/22/23	$(289,868)

9

NOTES TO SCHEDULE OF INVESTMENTS
SEK	–	Swedish Krona
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,327,235. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,487,059, which includes securities collateral of $183,163.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities - unaffiliated, at value (cost of $4,604,594,718) — including $4,869,247 of securities on loan	$4,872,244,068
Investment securities - affiliated, at value (cost of $304,302,916) — including $457,988 of securities on loan	301,154,561
Investment made with cash collateral received for securities on loan, at value (cost of $5,303,896)	5,303,896
Total investment securities, at value (cost of $4,914,201,530)	5,178,702,525
Receivable for investments sold	36,972,941
Receivable for capital shares sold	3,309,908
Dividends and interest receivable	6,432,346
Securities lending receivable	1,537
5,225,419,257

Liabilities
Payable for collateral received for securities on loan	5,303,896
Payable for investments purchased	31,057,446
Payable for capital shares redeemed	5,134,238
Unrealized depreciation on forward foreign currency exchange contracts	289,868
Accrued management fees	3,494,346
Distribution and service fees payable	36,177
45,315,971

Net Assets	$5,180,103,286

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,023,005,500
Distributable earnings (loss)	157,097,786
$5,180,103,286

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$747,992,007	82,261,646	$9.09
I Class, $0.01 Par Value	$1,842,846,262	200,098,120	$9.21
Y Class, $0.01 Par Value	$59,997,915	6,503,121	$9.23
A Class, $0.01 Par Value	$80,367,628	8,972,280	$8.96
C Class, $0.01 Par Value	$19,272,065	2,340,448	$8.23
R Class, $0.01 Par Value	$6,793,730	765,774	$8.87
R5 Class, $0.01 Par Value	$13,969,006	1,515,111	$9.22
R6 Class, $0.01 Par Value	$2,101,392,406	228,114,395	$9.21
G Class, $0.01 Par Value	$307,472,267	33,285,824	$9.24
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.51 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (including $6,565,090 from affiliates and net of foreign taxes withheld of $396,764)	$56,343,470
Interest	1,223,158
Securities lending, net	43,871
57,610,499

Expenses:
Management fees	22,568,066
Distribution and service fees:
A Class	108,113
C Class	102,855
R Class	17,613
Directors' fees and expenses	95,531
22,892,178
Fees waived - G Class	(1,161,734)
21,730,444

Net investment income (loss)	35,880,055

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $1,797,391 from affiliates)	41,117,958
Forward foreign currency exchange contract transactions	1,741,379
Foreign currency translation transactions	(100,266)
42,759,071

Change in net unrealized appreciation (depreciation) on:
Investments (including $(6,378,154) from affiliates)	(132,986,570)
Forward foreign currency exchange contracts	(300,268)
Translation of assets and liabilities in foreign currencies	(148)
(133,286,986)

Net realized and unrealized gain (loss)	(90,527,915)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(54,647,860)

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$35,880,055	$55,026,532
Net realized gain (loss)	42,759,071	(55,622,843)
Change in net unrealized appreciation (depreciation)	(133,286,986)	(479,251,802)
Net increase (decrease) in net assets resulting from operations	(54,647,860)	(479,848,113)

Distributions to Shareholders
From earnings:
Investor Class	(4,287,135)	(29,896,742)
I Class	(12,122,916)	(70,126,881)
Y Class	(462,992)	(2,671,405)
A Class	(359,897)	(2,894,436)
C Class	(11,499)	(640,169)
R Class	(21,027)	(207,698)
R5 Class	(92,427)	(499,693)
R6 Class	(14,850,746)	(70,027,970)
G Class	(3,393,385)	(12,849,969)
Decrease in net assets from distributions	(35,602,024)	(189,814,963)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(73,589,395)	(176,532,473)

Net increase (decrease) in net assets	(163,839,279)	(846,195,549)

Net Assets
Beginning of period	5,343,942,565	6,190,138,114
End of period	$5,180,103,286	$5,343,942,565

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

14

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,303,896	—	—	—	$5,303,896
Gross amount of recognized liabilities for securities lending transactions					$5,303,896
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

16

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.00% to 1.25%	1.09%
I Class	0.80% to 1.05%	0.89%
Y Class	0.65% to 0.90%	0.74%
A Class	1.00% to 1.25%	1.09%
C Class	1.00% to 1.25%	1.09%
R Class	1.00% to 1.25%	1.09%
R5 Class	0.80% to 1.05%	0.89%
R6 Class	0.65% to 0.90%	0.74%
G Class	0.65% to 0.90%	0.00%(1)
(1)Effective annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 were $1,259,856,430 and $1,347,328,893, respectively.

17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	2,788,668	$25,951,522	14,251,588	$137,881,169
Issued in reinvestment of distributions	444,416	4,152,714	3,212,283	29,038,526
Redeemed	(15,067,777)	(138,973,108)	(29,908,807)	(285,710,982)
	(11,834,693)	(108,868,872)	(12,444,936)	(118,791,287)
I Class/Shares Authorized	1,660,000,000		1,555,000,000
Sold	21,847,300	205,839,145	51,322,647	499,388,644
Issued in reinvestment of distributions	1,126,205	10,659,144	6,754,334	61,867,774
Redeemed	(34,755,711)	(323,108,943)	(101,851,127)	(1,000,065,274)
	(11,782,206)	(106,610,654)	(43,774,146)	(438,808,856)
Y Class/Shares Authorized	70,000,000		60,000,000
Sold	554,379	5,228,747	1,590,739	15,556,177
Issued in reinvestment of distributions	28,479	270,321	162,372	1,489,213
Redeemed	(1,251,542)	(11,939,342)	(4,686,713)	(44,958,358)
	(668,684)	(6,440,274)	(2,933,602)	(27,912,968)
A Class/Shares Authorized	80,000,000		80,000,000
Sold	716,858	6,576,327	1,898,157	17,855,235
Issued in reinvestment of distributions	35,489	326,713	297,099	2,646,312
Redeemed	(1,591,886)	(14,629,606)	(3,472,058)	(32,852,281)
	(839,539)	(7,726,566)	(1,276,802)	(12,350,734)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	126,625	1,062,734	231,550	2,002,426
Issued in reinvestment of distributions	1,095	9,167	64,257	526,295
Redeemed	(329,678)	(2,762,719)	(530,913)	(4,567,703)
	(201,958)	(1,690,818)	(235,106)	(2,038,982)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	97,102	885,086	205,984	1,925,307
Issued in reinvestment of distributions	2,308	21,017	23,535	207,698
Redeemed	(111,957)	(1,010,023)	(171,010)	(1,582,378)
	(12,547)	(103,920)	58,509	550,627
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	340,810	3,155,677	813,486	7,845,594
Issued in reinvestment of distributions	9,757	92,427	54,500	499,693
Redeemed	(369,366)	(3,399,021)	(724,082)	(7,080,246)
	(18,799)	(150,917)	143,904	1,265,041
R6 Class/Shares Authorized	1,755,000,000		1,750,000,000
Sold	37,710,629	359,262,144	75,168,927	733,702,437
Issued in reinvestment of distributions	1,521,359	14,400,741	7,423,893	68,007,755
Redeemed	(23,974,309)	(226,742,833)	(38,706,063)	(372,848,209)
	15,257,679	146,920,052	43,886,757	428,861,983
G Class/Shares Authorized	300,000,000		300,000,000
Sold	2,176,343	19,732,911	2,239,981	21,138,275
Issued in reinvestment of distributions	357,225	3,393,385	1,399,058	12,849,969
Redeemed	(1,231,493)	(12,043,722)	(4,173,625)	(41,295,541)
	1,302,075	11,082,574	(534,586)	(7,307,297)
Net increase (decrease)	(8,798,672)	$(73,589,395)	(17,110,008)	$(176,532,473)

18

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended September 30, 2023 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
A-Mark Precious Metals, Inc.	$46,604	$5,510	$4,973	$(7,106)	$40,035	1,365	$507	$1,757
Compass Diversified Holdings(1)	88,722	—	1,508	(966)	86,248	4,595	(399)	2,317
Deluxe Corp.	36,585	—	3,541	8,703	41,747	2,210	(1,979)	1,372
DXP Enterprises, Inc.(2)(3)	23,703	2,035	9,672	1,114	(3)	(3)	6,311	—
Entravision Communications Corp., Class A	46,808	1,264	236	(18,800)	29,036	7,955	(16)	796
EVERTEC, Inc.(3)	111,375	568	5,495	11,599	(3)	(3)	(589)	323
IBEX Holdings Ltd.(2)	17,812	4,689	647	(6,931)	14,923	966	(69)	—
MarineMax, Inc.(2)	49,594	84	5,580	8,816	52,914	1,612	(1,442)	—
OneWater Marine, Inc., Class A(2)	40,277	—	1,218	(2,807)	36,252	1,415	(527)	—
	$461,480	$14,150	$32,870	$(6,378)	$301,155	20,118	$1,797	$6,565
(1)Security, or a portion thereof, is on loan.
(2)Non-income producing.
(3)Company was not an affiliate at September 30, 2023.

7. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

19

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,084,418,236	$30,411,482	—
Short-Term Investments	5,415,555	58,457,252	—
	$5,089,833,791	$88,868,734	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$289,868	—

8. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $31,145,092.

The value of foreign currency risk derivative instruments as of September 30, 2023, is disclosed on the Statement of Assets and Liabilities as a liability of $289,868 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,741,379 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(300,268) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

20

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,053,446,510
Gross tax appreciation of investments	$640,272,499
Gross tax depreciation of investments	(515,016,484)
Net tax appreciation (depreciation) of investments	$125,256,015

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2023, the fund had accumulated short-term capital losses of $(20,890,500), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
21

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$9.24	0.05	(0.15)	(0.10)	(0.05)	—	(0.05)	$9.09	(1.09)%	1.09%(4)	1.09%(4)	1.10%(4)	1.10%(4)	24%	$747,992
2023	$10.40	0.07	(0.92)	(0.85)	(0.06)	(0.25)	(0.31)	$9.24	(8.04)%	1.09%	1.09%	0.74%	0.74%	44%	$869,441
2022	$10.74	0.04	0.45	0.49	(0.06)	(0.77)	(0.83)	$10.40	4.45%	1.09%	1.09%	0.35%	0.35%	43%	$1,107,942
2021	$5.20	0.03	5.55	5.58	(0.04)	—	(0.04)	$10.74	107.63%	1.19%	1.19%	0.46%	0.46%	72%	$958,579
2020	$7.05	0.05	(1.71)	(1.66)	(0.04)	(0.15)	(0.19)	$5.20	(24.44)%	1.25%	1.25%	0.71%	0.71%	71%	$439,030
2019	$8.64	0.06	(0.44)	(0.38)	(0.05)	(1.16)	(1.21)	$7.05	(3.15)%	1.25%	1.25%	0.68%	0.68%	90%	$594,650
I Class
2023(3)	$9.36	0.06	(0.15)	(0.09)	(0.06)	—	(0.06)	$9.21	(0.97)%	0.89%(4)	0.89%(4)	1.30%(4)	1.30%(4)	24%	$1,842,846
2023	$10.53	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.36	(7.86)%	0.89%	0.89%	0.94%	0.94%	44%	$1,982,752
2022	$10.86	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.53	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$2,691,383
2021	$5.26	0.05	5.61	5.66	(0.06)	—	(0.06)	$10.86	108.04%	0.99%	0.99%	0.66%	0.66%	72%	$2,049,527
2020	$7.13	0.07	(1.74)	(1.67)	(0.05)	(0.15)	(0.20)	$5.26	(24.30)%	1.05%	1.05%	0.91%	0.91%	71%	$407,147
2019	$8.72	0.07	(0.44)	(0.37)	(0.06)	(1.16)	(1.22)	$7.13	(2.95)%	1.05%	1.05%	0.88%	0.88%	90%	$352,298

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$9.37	0.07	(0.14)	(0.07)	(0.07)	—	(0.07)	$9.23	(0.79)%	0.74%(4)	0.74%(4)	1.45%(4)	1.45%(4)	24%	$59,998
2023	$10.54	0.10	(0.92)	(0.82)	(0.10)	(0.25)	(0.35)	$9.37	(7.72)%	0.74%	0.74%	1.09%	1.09%	44%	$67,231
2022	$10.88	0.08	0.45	0.53	(0.10)	(0.77)	(0.87)	$10.54	4.75%	0.74%	0.74%	0.70%	0.70%	43%	$106,557
2021	$5.27	0.06	5.62	5.68	(0.07)	—	(0.07)	$10.88	108.41%	0.84%	0.84%	0.81%	0.81%	72%	$66,827
2020	$7.14	0.09	(1.75)	(1.66)	(0.06)	(0.15)	(0.21)	$5.27	(24.15)%	0.90%	0.90%	1.06%	1.06%	71%	$24,079
2019	$8.73	0.10	(0.45)	(0.35)	(0.08)	(1.16)	(1.24)	$7.14	(2.80)%	0.90%	0.90%	1.03%	1.03%	90%	$3,320
A Class
2023(3)	$9.10	0.04	(0.14)	(0.10)	(0.04)	—	(0.04)	$8.96	(1.12)%	1.34%(4)	1.34%(4)	0.85%(4)	0.85%(4)	24%	$80,368
2023	$10.25	0.05	(0.91)	(0.86)	(0.04)	(0.25)	(0.29)	$9.10	(8.30)%	1.34%	1.34%	0.49%	0.49%	44%	$89,315
2022	$10.60	0.01	0.45	0.46	(0.04)	(0.77)	(0.81)	$10.25	4.20%	1.34%	1.34%	0.10%	0.10%	43%	$113,658
2021	$5.13	0.02	5.47	5.49	(0.02)	—	(0.02)	$10.60	107.16%	1.44%	1.44%	0.21%	0.21%	72%	$94,533
2020	$6.96	0.03	(1.69)	(1.66)	(0.02)	(0.15)	(0.17)	$5.13	(24.66)%	1.50%	1.50%	0.46%	0.46%	71%	$48,260
2019	$8.54	0.03	(0.42)	(0.39)	(0.03)	(1.16)	(1.19)	$6.96	(3.32)%	1.50%	1.50%	0.43%	0.43%	90%	$82,755

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.37	—(5)	(0.14)	(0.14)	—(5)	—	—(5)	$8.23	(1.62)%	2.09%(4)	2.09%(4)	0.10%(4)	0.10%(4)	24%	$19,272
2023	$9.48	(0.02)	(0.84)	(0.86)	—(5)	(0.25)	(0.25)	$8.37	(8.99)%	2.09%	2.09%	(0.26)%	(0.26)%	44%	$21,277
2022	$9.90	(0.06)	0.42	0.36	(0.01)	(0.77)	(0.78)	$9.48	3.49%	2.09%	2.09%	(0.65)%	(0.65)%	43%	$26,317
2021	$4.82	(0.04)	5.12	5.08	—	—	—	$9.90	105.39%	2.19%	2.19%	(0.54)%	(0.54)%	72%	$15,448
2020	$6.57	(0.02)	(1.58)	(1.60)	—	(0.15)	(0.15)	$4.82	(25.11)%	2.25%	2.25%	(0.29)%	(0.29)%	71%	$2,556
2019	$8.18	(0.02)	(0.43)	(0.45)	—	(1.16)	(1.16)	$6.57	(4.19)%	2.25%	2.25%	(0.32)%	(0.32)%	90%	$2,536
R Class
2023(3)	$9.02	0.03	(0.15)	(0.12)	(0.03)	—	(0.03)	$8.87	(1.37)%	1.59%(4)	1.59%(4)	0.60%(4)	0.60%(4)	24%	$6,794
2023	$10.16	0.02	(0.89)	(0.87)	(0.02)	(0.25)	(0.27)	$9.02	(8.44)%	1.59%	1.59%	0.24%	0.24%	44%	$7,017
2022	$10.53	(0.02)	0.44	0.42	(0.02)	(0.77)	(0.79)	$10.16	3.87%	1.59%	1.59%	(0.15)%	(0.15)%	43%	$7,314
2021	$5.10	—(5)	5.43	5.43	—(5)	—	—(5)	$10.53	106.61%	1.69%	1.69%	(0.04)%	(0.04)%	72%	$5,120
2020	$6.92	0.01	(1.68)	(1.67)	—(5)	(0.15)	(0.15)	$5.10	(24.80)%	1.75%	1.75%	0.21%	0.21%	71%	$2,299
2019	$8.50	0.02	(0.43)	(0.41)	(0.01)	(1.16)	(1.17)	$6.92	(3.58)%	1.75%	1.75%	0.18%	0.18%	90%	$3,437

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$9.37	0.06	(0.15)	(0.09)	(0.06)	—	(0.06)	$9.22	(0.97)%	0.89%(4)	0.89%(4)	1.30%(4)	1.30%(4)	24%	$13,969
2023	$10.54	0.09	(0.93)	(0.84)	(0.08)	(0.25)	(0.33)	$9.37	(7.85)%	0.89%	0.89%	0.94%	0.94%	44%	$14,369
2022	$10.87	0.06	0.46	0.52	(0.08)	(0.77)	(0.85)	$10.54	4.70%	0.89%	0.89%	0.55%	0.55%	43%	$14,646
2021	$5.26	0.05	5.62	5.67	(0.06)	—	(0.06)	$10.87	108.23%	0.99%	0.99%	0.66%	0.66%	72%	$9,870
2020	$7.14	0.06	(1.74)	(1.68)	(0.05)	(0.15)	(0.20)	$5.26	(24.41)%	1.05%	1.05%	0.91%	0.91%	71%	$3,373
2019	$8.73	0.11	(0.48)	(0.37)	(0.06)	(1.16)	(1.22)	$7.14	(2.92)%	1.05%	1.05%	0.88%	0.88%	90%	$491
R6 Class
2023(3)	$9.36	0.07	(0.15)	(0.08)	(0.07)	—	(0.07)	$9.21	(0.90)%	0.74%(4)	0.74%(4)	1.45%(4)	1.45%(4)	24%	$2,101,392
2023	$10.53	0.11	(0.93)	(0.82)	(0.10)	(0.25)	(0.35)	$9.36	(7.73)%	0.74%	0.74%	1.09%	1.09%	44%	$1,992,368
2022	$10.86	0.08	0.46	0.54	(0.10)	(0.77)	(0.87)	$10.53	4.86%	0.74%	0.74%	0.70%	0.70%	43%	$1,779,113
2021	$5.26	0.06	5.61	5.67	(0.07)	—	(0.07)	$10.86	108.42%	0.84%	0.84%	0.81%	0.81%	72%	$943,344
2020	$7.13	0.08	(1.74)	(1.66)	(0.06)	(0.15)	(0.21)	$5.26	(24.19)%	0.90%	0.90%	1.06%	1.06%	71%	$290,444
2019	$8.72	0.09	(0.44)	(0.35)	(0.08)	(1.16)	(1.24)	$7.13	(2.80)%	0.90%	0.90%	1.03%	1.03%	90%	$316,502

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2023(3)	$9.39	0.10	(0.15)	(0.05)	(0.10)	—	(0.10)	$9.24	(0.54)%	0.00%(4)(6)	0.74%(4)	2.19%(4)	1.45%(4)	24%	$307,472
2023	$10.55	0.18	(0.93)	(0.75)	(0.16)	(0.25)	(0.41)	$9.39	(7.04)%	0.01%	0.74%	1.82%	1.09%	44%	$300,172
2022	$10.89	0.16	0.45	0.61	(0.18)	(0.77)	(0.95)	$10.55	5.62%	0.00%(6)	0.74%	1.44%	0.70%	43%	$343,209
2021	$5.29	0.12	5.63	5.75	(0.15)	—	(0.15)	$10.89	110.06%	0.00%(6)	0.84%	1.65%	0.81%	72%	$359,758
2020	$7.25	0.15	(1.85)	(1.70)	(0.11)	(0.15)	(0.26)	$5.29	(24.58)%	0.00%(6)	0.90%	1.96%	1.06%	71%	$139,749

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.
27

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the three-, five-, and ten-year periods and below the median for its one-year period. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities,
28

portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They
29

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90806 2311

Semiannual Report

September 30, 2023

Value Fund
Investor Class (TWVLX)
I Class (AVLIX)
Y Class (AVUYX)
A Class (TWADX)
C Class (ACLCX)
R Class (AVURX)
R5 Class (AVUGX)
R6 Class (AVUDX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended September 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Stocks Persevered, Bonds Struggled

Soaring Treasury yields weighed on bond returns for the six-month period. Stocks rallied in the first half of the reporting period before succumbing to the Treasury yield surge in the second half.

Investor expectations for the Federal Reserve (Fed) to conclude its rate-hike campaign helped fuel investor optimism early in the period. Inflation’s steady slowdown, tighter lending conditions and growing recession worries contributed to that outlook. Supported by better-than-expected corporate earnings, U.S. stocks rose sharply, while bonds retreated on rising Treasury yields.

With inflation still higher than central bank targets, the Fed increased interest rates a quarter point in May before pausing in June. Policymakers resumed their tightening campaign in July, raising rates to a range of 5.25% to 5.5%, a 22-year high, and paused again in September. Citing still-higher-than-target inflation and still-solid economic data, the Fed left its future policy options open, and investors digested a higher-for-longer rate outlook. Treasury yields marched higher, including the benchmark 10-year Treasury yield, which reached a 16-year high late in the period. Overall, the 10-year Treasury yield jumped from 3.47% on March 31 to 4.58% at September-end, while the two-year yield rocketed from 4.03% to 5.05%.

The first-half rally helped the S&P 500 Index overcome its second-half decline, and stocks returned 5.18% for the six-month period. Growth stocks sharply outperformed value stocks. Meanwhile, amid elevated inflation and significantly higher Treasury yields, investment-grade bonds broadly declined for the six months.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, heightened geopolitical unrest complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

SEPTEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	98.1%
Short-Term Investments	2.0%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Banks	10.9%
Pharmaceuticals	9.6%
Oil, Gas and Consumable Fuels	7.6%
Health Care Equipment and Supplies	5.3%
Capital Markets	5.0%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2023 to September 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period(1) 4/1/23 - 9/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$987.20	$5.02	1.01%
I Class	$1,000	$988.20	$4.03	0.81%
Y Class	$1,000	$988.90	$3.28	0.66%
A Class	$1,000	$987.20	$6.26	1.26%
C Class	$1,000	$983.10	$9.97	2.01%
R Class	$1,000	$986.00	$7.50	1.51%
R5 Class	$1,000	$988.20	$4.03	0.81%
R6 Class	$1,000	$990.20	$3.28	0.66%
Hypothetical
Investor Class	$1,000	$1,019.95	$5.10	1.01%
I Class	$1,000	$1,020.95	$4.09	0.81%
Y Class	$1,000	$1,021.70	$3.34	0.66%
A Class	$1,000	$1,018.70	$6.36	1.26%
C Class	$1,000	$1,014.95	$10.13	2.01%
R Class	$1,000	$1,017.45	$7.62	1.51%
R5 Class	$1,000	$1,020.95	$4.09	0.81%
R6 Class	$1,000	$1,021.70	$3.34	0.66%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

SEPTEMBER 30, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 1.8%
L3Harris Technologies, Inc.	68,070	$11,852,348
RTX Corp.	333,340	23,990,480
		35,842,828
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	110,850	17,278,190
Automobile Components — 1.3%
BorgWarner, Inc.	314,602	12,700,483
Cie Generale des Etablissements Michelin SCA	426,480	13,053,256
		25,753,739
Automobiles — 0.8%
General Motors Co.	475,274	15,669,784
Banks — 10.9%
Bank of America Corp.	1,654,060	45,288,163
Comerica, Inc.	208,257	8,653,079
JPMorgan Chase & Co.	363,711	52,745,369
PNC Financial Services Group, Inc.	107,520	13,200,231
Prosperity Bancshares, Inc.	182,616	9,967,181
Truist Financial Corp.	795,625	22,762,831
U.S. Bancorp	1,301,305	43,021,143
Wells Fargo & Co.	622,128	25,420,150
		221,058,147
Beverages — 0.7%
Anheuser-Busch InBev SA	246,610	13,671,108
Building Products — 0.4%
Cie de Saint-Gobain	149,870	8,969,776
Capital Markets — 5.0%
Bank of New York Mellon Corp.	763,720	32,572,658
BlackRock, Inc.	16,360	10,576,576
Charles Schwab Corp.	287,350	15,775,515
Invesco Ltd.	1,087,006	15,783,327
Northern Trust Corp.	231,392	16,077,116
State Street Corp.	175,390	11,744,115
		102,529,307
Chemicals — 0.5%
Akzo Nobel NV	154,000	11,103,158
Communications Equipment — 3.6%
Cisco Systems, Inc.	1,000,174	53,769,354
F5, Inc.(1)	116,137	18,714,316
		72,483,670
Consumer Staples Distribution & Retail — 2.3%
Dollar Tree, Inc.(1)	197,020	20,972,779
Koninklijke Ahold Delhaize NV	892,415	26,897,108
		47,869,887
Containers and Packaging — 0.8%
Packaging Corp. of America	102,060	15,671,313
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	2,128,776	31,974,216
6

	Shares	Value
Verizon Communications, Inc.	1,280,562	$41,503,014
		73,477,230
Electric Utilities — 2.4%
Duke Energy Corp.	224,050	19,774,653
Edison International	298,050	18,863,584
Eversource Energy	162,990	9,477,869
		48,116,106
Electrical Equipment — 1.4%
Emerson Electric Co.	180,403	17,421,518
Signify NV	425,770	11,424,563
		28,846,081
Energy Equipment and Services — 2.2%
Baker Hughes Co.	619,978	21,897,623
Halliburton Co.	145,578	5,895,909
Schlumberger NV	285,816	16,663,073
		44,456,605
Entertainment — 1.4%
Walt Disney Co.(1)	349,630	28,337,511
Financial Services — 4.9%
Berkshire Hathaway, Inc., Class A(1)	129	68,560,533
Berkshire Hathaway, Inc., Class B(1)	86,845	30,421,803
		98,982,336
Food Products — 3.7%
Conagra Brands, Inc.	1,000,128	27,423,510
Danone SA	309,330	17,061,944
JDE Peet's NV	405,568	11,324,163
Mondelez International, Inc., Class A	288,281	20,006,701
		75,816,318
Gas Utilities — 0.5%
Atmos Energy Corp.	89,024	9,430,312
Ground Transportation — 1.0%
Heartland Express, Inc.	1,341,822	19,711,365
Health Care Equipment and Supplies — 5.3%
GE HealthCare Technologies, Inc.	157,836	10,739,161
Medtronic PLC	796,010	62,375,344
Zimmer Biomet Holdings, Inc.	317,147	35,590,236
		108,704,741
Health Care Providers and Services — 3.7%
Cardinal Health, Inc.	182,735	15,865,053
CVS Health Corp.	396,300	27,669,666
Laboratory Corp. of America Holdings	77,280	15,537,144
Universal Health Services, Inc., Class B	124,780	15,688,589
		74,760,452
Health Care REITs — 0.7%
Healthpeak Properties, Inc.	789,610	14,497,240
Hotels, Restaurants and Leisure — 0.7%
Sodexo SA	134,900	13,887,624
Household Products — 1.3%
Colgate-Palmolive Co.	148,880	10,586,857
Kimberly-Clark Corp.	125,890	15,213,806
		25,800,663
Industrial Conglomerates — 1.8%
General Electric Co.	216,858	23,973,652
7

	Shares	Value
Siemens AG	91,000	$13,004,686
		36,978,338
Insurance — 2.2%
Allstate Corp.	183,090	20,398,057
Reinsurance Group of America, Inc.	81,686	11,859,990
Willis Towers Watson PLC	56,380	11,781,165
		44,039,212
Leisure Products — 0.5%
Mattel, Inc.(1)	453,332	9,986,904
Machinery — 1.2%
IMI PLC	803,086	15,282,266
Oshkosh Corp.	105,810	10,097,448
		25,379,714
Media — 0.6%
Interpublic Group of Cos., Inc.	409,860	11,746,588
Metals and Mining — 0.7%
BHP Group Ltd.	511,715	14,374,487
Multi-Utilities — 1.1%
Engie SA	650,800	9,980,772
WEC Energy Group, Inc.	162,330	13,075,681
		23,056,453
Oil, Gas and Consumable Fuels — 7.6%
Chevron Corp.	198,014	33,389,121
ConocoPhillips	140,693	16,855,021
Exxon Mobil Corp.	446,510	52,500,646
Occidental Petroleum Corp.	186,050	12,070,924
Shell PLC	649,665	20,590,623
TotalEnergies SE	307,484	20,216,863
		155,623,198
Paper and Forest Products — 0.8%
Mondi PLC	981,095	16,366,481
Passenger Airlines — 0.9%
Southwest Airlines Co.	674,190	18,250,323
Personal Care Products — 2.0%
Kenvue, Inc.	576,643	11,578,991
Unilever PLC	595,390	29,476,186
		41,055,177
Pharmaceuticals — 9.6%
Bristol-Myers Squibb Co.	443,273	25,727,565
Johnson & Johnson	398,647	62,089,270
Merck & Co., Inc.	204,302	21,032,891
Pfizer, Inc.	1,236,413	41,011,819
Roche Holding AG	72,840	19,885,395
Sanofi	144,560	15,522,166
Teva Pharmaceutical Industries Ltd., ADR(1)	929,887	9,484,848
		194,753,954
Residential REITs — 0.5%
Equity Residential	160,460	9,420,607
Retail REITs — 1.8%
Agree Realty Corp.	241,340	13,331,622
Realty Income Corp.	199,850	9,980,509
Regency Centers Corp.	232,130	13,797,807
		37,109,938
8

	Shares	Value
Semiconductors and Semiconductor Equipment — 2.8%
Intel Corp.	1,004,382	$35,705,780
QUALCOMM, Inc.	158,114	17,560,141
Teradyne, Inc.	35,410	3,557,289
		56,823,210
Software — 0.5%
Oracle Corp. (New York)	99,929	10,584,480
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	303,295	7,794,682
Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	86,280	10,016,245
Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	184,199	18,079,132
TOTAL COMMON STOCKS (Cost $1,587,195,319)		1,994,164,614
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	45,172	45,172
Repurchase Agreements — 2.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.50% - 3.00%, 11/15/44 - 2/15/47, valued at $5,392,934), in a joint trading account at 5.25%, dated 9/29/23, due 10/2/23 (Delivery value $5,263,842)		5,261,540
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 1/15/30, valued at $34,884,101), at 5.29%, dated 9/29/23, due 10/2/23 (Delivery value $34,215,077)		34,200,000
		39,461,540
TOTAL SHORT-TERM INVESTMENTS (Cost $39,506,712)		39,506,712
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,626,702,031)		2,033,671,326
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,177,820)
TOTAL NET ASSETS — 100.0%		$2,032,493,506

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,946,919	AUD	17,017,082	Bank of America N.A.	12/22/23	$(24,477)
USD	15,086,364	CHF	13,624,722	Morgan Stanley	12/22/23	67,250
USD	54,662,808	EUR	51,425,907	Bank of America N.A.	12/22/23	86,317
USD	54,672,681	EUR	51,425,907	JPMorgan Chase Bank N.A.	12/22/23	96,191
USD	54,683,635	EUR	51,425,907	Morgan Stanley	12/22/23	107,145
USD	38,621,529	GBP	31,610,352	Goldman Sachs & Co.	12/22/23	31,779
						$364,205

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
AUD	–	Australian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

SEPTEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,626,702,031)	$2,033,671,326
Foreign currency holdings, at value (cost of $658,236)	663,007
Receivable for capital shares sold	437,716
Unrealized appreciation on forward foreign currency exchange contracts	388,682
Dividends and interest receivable	4,573,455
2,039,734,186

Liabilities
Payable for investments purchased	4,683,193
Payable for capital shares redeemed	730,930
Unrealized depreciation on forward foreign currency exchange contracts	24,477
Accrued management fees	1,557,036
Distribution and service fees payable	109,835
Accrued other expenses	135,209
7,240,680

Net Assets	$2,032,493,506

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,585,557,826
Distributable earnings (loss)	446,935,680
$2,032,493,506

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,114,425,413	147,001,658	$7.58
I Class, $0.01 Par Value	$440,259,143	57,905,930	$7.60
Y Class, $0.01 Par Value	$113,009,343	14,861,137	$7.60
A Class, $0.01 Par Value	$53,995,536	7,134,643	$7.57
C Class, $0.01 Par Value	$6,674,456	904,064	$7.38
R Class, $0.01 Par Value	$221,055,451	29,177,951	$7.58
R5 Class, $0.01 Par Value	$2,430,467	319,798	$7.60
R6 Class, $0.01 Par Value	$80,643,697	10,602,982	$7.61
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.03 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $908,853)	$33,478,416
Interest	1,171,706
Securities lending, net	71,421
34,721,543

Expenses:
Management fees	9,858,012
Distribution and service fees:
A Class	70,107
C Class	38,875
R Class	575,293
Directors' fees and expenses	38,414
Other expenses	139,614
10,720,315
Fees waived(1)	(52,933)
10,667,382

Net investment income (loss)	24,054,161

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	55,558,393
Forward foreign currency exchange contract transactions	5,846,145
Foreign currency translation transactions	(36,040)
61,368,498

Change in net unrealized appreciation (depreciation) on:
Investments	(110,780,277)
Forward foreign currency exchange contracts	2,004,157
Translation of assets and liabilities in foreign currencies	(12,427)
(108,788,547)

Net realized and unrealized gain (loss)	(47,420,049)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,365,888)
(1)Amount consists of $29,045, $11,444, $2,999, $1,405, $176, $5,716, $62 and $2,086 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class, respectively.

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MARCH 31, 2023
Increase (Decrease) in Net Assets	September 30, 2023	March 31, 2023
Operations
Net investment income (loss)	$24,054,161	$42,841,096
Net realized gain (loss)	61,368,498	156,694,311
Change in net unrealized appreciation (depreciation)	(108,788,547)	(260,333,557)
Net increase (decrease) in net assets resulting from operations	(23,365,888)	(60,798,150)

Distributions to Shareholders
From earnings:
Investor Class	(13,784,346)	(163,229,349)
I Class	(5,878,020)	(61,548,378)
Y Class	(1,640,605)	(14,921,885)
A Class	(588,270)	(8,034,893)
C Class	(52,217)	(1,150,070)
R Class	(2,140,718)	(29,966,055)
R5 Class	(31,485)	(350,956)
R6 Class	(1,117,651)	(11,600,026)
Decrease in net assets from distributions	(25,233,312)	(290,801,612)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(56,491,398)	87,088,979

Net increase (decrease) in net assets	(105,090,598)	(264,510,783)

Net Assets
Beginning of period	2,137,584,104	2,402,094,887
End of period	$2,032,493,506	$2,137,584,104

See Notes to Financial Statements.
13

Notes to Financial Statements

SEPTEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

14

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

15

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). Effective August 1, 2023, the investment advisor agreed to waive 0.015% of the fund's management fee. The investment advisor expects this waiver to continue until July 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended September 30, 2023 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.85% to 1.00%	1.00%	0.99%
I Class	0.65% to 0.80%	0.80%	0.79%
Y Class	0.50% to 0.65%	0.65%	0.64%
A Class	0.85% to 1.00%	1.00%	0.99%
C Class	0.85% to 1.00%	1.00%	0.99%
R Class	0.85% to 1.00%	1.00%	0.99%
R5 Class	0.65% to 0.80%	0.80%	0.79%
R6 Class	0.50% to 0.65%	0.65%	0.64%
16

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended September 30, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $798,995 and $15,588, respectively. The effect of interfund transactions on the Statement of Operations was $809 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended September 30, 2023 were $380,256,662 and $430,870,691, respectively.
17

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended September 30, 2023		Year ended March 31, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,350,000,000		1,350,000,000
Sold	2,668,253	$20,873,191	10,745,631	$91,169,369
Issued in reinvestment of distributions	1,695,916	13,245,102	20,174,667	156,844,553
Redeemed	(11,039,773)	(86,572,793)	(20,195,051)	(167,915,882)
	(6,675,604)	(52,454,500)	10,725,247	80,098,040
I Class/Shares Authorized	600,000,000		600,000,000
Sold	2,900,075	22,573,612	6,120,526	50,880,844
Issued in reinvestment of distributions	743,886	5,824,624	7,829,154	61,050,338
Redeemed	(4,127,585)	(32,566,722)	(12,231,446)	(104,231,464)
	(483,624)	(4,168,486)	1,718,234	7,699,718
Y Class/Shares Authorized	130,000,000		130,000,000
Sold	2,977,904	23,334,349	3,273,398	26,648,390
Issued in reinvestment of distributions	182,747	1,431,954	1,712,806	13,357,592
Redeemed	(2,375,474)	(18,706,078)	(4,927,994)	(40,656,012)
	785,177	6,060,225	58,210	(650,030)
A Class/Shares Authorized	60,000,000		60,000,000
Sold	767,142	5,958,017	987,536	8,288,338
Issued in reinvestment of distributions	71,618	558,621	948,819	7,357,420
Redeemed	(835,350)	(6,574,141)	(2,445,657)	(20,410,746)
	3,410	(57,503)	(509,302)	(4,764,988)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	5,393	41,070	201,859	1,680,412
Issued in reinvestment of distributions	6,736	51,263	149,033	1,127,402
Redeemed	(260,648)	(1,978,605)	(302,952)	(2,491,424)
	(248,519)	(1,886,272)	47,940	316,390
R Class/Shares Authorized	325,000,000		325,000,000
Sold	1,228,654	9,616,200	1,057,020	8,832,488
Issued in reinvestment of distributions	274,240	2,140,718	3,861,761	29,966,055
Redeemed	(2,014,795)	(15,751,295)	(3,025,877)	(25,568,330)
	(511,901)	(3,994,377)	1,892,904	13,230,213
R5 Class/Shares Authorized	20,000,000		20,000,000
Sold	19,991	157,795	32,262	268,580
Issued in reinvestment of distributions	4,021	31,485	45,080	350,956
Redeemed	(45,725)	(358,142)	(21,048)	(177,366)
	(21,713)	(168,862)	56,294	442,170
R6 Class/Shares Authorized	120,000,000		120,000,000
Sold	966,090	7,598,585	2,922,287	24,312,297
Issued in reinvestment of distributions	136,408	1,068,849	1,462,449	11,408,553
Redeemed	(1,079,832)	(8,489,057)	(5,455,685)	(45,003,384)
	22,666	178,377	(1,070,949)	(9,282,534)
Net increase (decrease)	(7,130,108)	$(56,491,398)	12,918,578	$87,088,979

18

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Automobile Components	$12,700,483	$13,053,256	—
Beverages	—	13,671,108	—
Building Products	—	8,969,776	—
Chemicals	—	11,103,158	—
Consumer Staples Distribution & Retail	20,972,779	26,897,108	—
Electrical Equipment	17,421,518	11,424,563	—
Food Products	47,430,211	28,386,107	—
Hotels, Restaurants and Leisure	—	13,887,624	—
Industrial Conglomerates	23,973,652	13,004,686	—
Machinery	10,097,448	15,282,266	—
Metals and Mining	—	14,374,487	—
Multi-Utilities	13,075,681	9,980,772	—
Oil, Gas and Consumable Fuels	114,815,712	40,807,486	—
Paper and Forest Products	—	16,366,481	—
Personal Care Products	11,578,991	29,476,186	—
Pharmaceuticals	159,346,393	35,407,561	—
Other Industries	1,260,659,121	—	—
Short-Term Investments	45,172	39,461,540	—
	$1,692,117,161	$341,554,165	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$388,682	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$24,477	—

19

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $242,148,159.

The value of foreign currency risk derivative instruments as of September 30, 2023, is disclosed on the Statement of Assets and Liabilities as an asset of $388,682 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $24,477 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended September 30, 2023, the effect of foreign currency risk derivative instruments on the Statement of Operations was $5,846,145 in net realized gain (loss) on forward foreign currency exchange contract transactions and $2,004,157 in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,693,409,346
Gross tax appreciation of investments	$442,772,635
Gross tax depreciation of investments	(102,510,655)
Net tax appreciation (depreciation) of investments	$340,261,980
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
20

Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$7.77	0.09	(0.19)	(0.10)	(0.09)	—	(0.09)	$7.58	(1.28)%	1.01%(4)	1.02%(4)	2.25%(4)	2.24%(4)	18%	$1,114,425
2023	$9.16	0.16	(0.38)	(0.22)	(0.16)	(1.01)	(1.17)	$7.77	(2.23)%	1.02%	1.02%	1.95%	1.95%	42%	$1,193,571
2022	$9.32	0.14	0.94	1.08	(0.15)	(1.09)	(1.24)	$9.16	12.26%	1.01%	1.01%	1.52%	1.52%	41%	$1,309,198
2021	$5.92	0.14	3.55	3.69	(0.15)	(0.14)	(0.29)	$9.32	63.17%	1.00%	1.00%	1.88%	1.88%	53%	$1,550,992
2020	$8.10	0.15	(1.60)	(1.45)	(0.14)	(0.59)	(0.73)	$5.92	(19.92)%	1.00%	1.00%	1.90%	1.90%	46%	$1,373,039
2019	$8.65	0.15	0.15	0.30	(0.14)	(0.71)	(0.85)	$8.10	4.01%	0.98%	0.98%	1.70%	1.70%	48%	$1,845,967
I Class
2023(3)	$7.79	0.10	(0.19)	(0.09)	(0.10)	—	(0.10)	$7.60	(1.18)%	0.81%(4)	0.82%(4)	2.45%(4)	2.44%(4)	18%	$440,259
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.03)%	0.82%	0.82%	2.15%	2.15%	42%	$454,802
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.44%	0.81%	0.81%	1.72%	1.72%	41%	$520,321
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$529,024
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	0.80%	2.10%	2.10%	46%	$152,349
2019	$8.67	0.16	0.15	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	0.78%	1.90%	1.90%	48%	$313,183

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$7.79	0.10	(0.18)	(0.08)	(0.11)	—	(0.11)	$7.60	(1.11)%	0.66%(4)	0.67%(4)	2.60%(4)	2.59%(4)	18%	$113,009
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$109,655
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$128,721
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$120,607
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.60)%	0.65%	0.65%	2.25%	2.25%	46%	$44,963
2019	$8.67	0.19	0.14	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	0.63%	2.05%	2.05%	48%	$307,792
A Class
2023(3)	$7.75	0.08	(0.18)	(0.10)	(0.08)	—	(0.08)	$7.57	(1.28)%	1.26%(4)	1.27%(4)	2.00%(4)	1.99%(4)	18%	$53,996
2023	$9.15	0.14	(0.39)	(0.25)	(0.14)	(1.01)	(1.15)	$7.75	(2.58)%	1.27%	1.27%	1.70%	1.70%	42%	$55,295
2022	$9.31	0.12	0.93	1.05	(0.12)	(1.09)	(1.21)	$9.15	12.00%	1.26%	1.26%	1.27%	1.27%	41%	$69,880
2021	$5.92	0.12	3.54	3.66	(0.13)	(0.14)	(0.27)	$9.31	62.58%	1.25%	1.25%	1.63%	1.63%	53%	$66,639
2020	$8.09	0.13	(1.59)	(1.46)	(0.12)	(0.59)	(0.71)	$5.92	(20.01)%	1.25%	1.25%	1.65%	1.65%	46%	$49,497
2019	$8.65	0.12	0.15	0.27	(0.12)	(0.71)	(0.83)	$8.09	3.63%	1.23%	1.23%	1.45%	1.45%	48%	$80,120

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$7.56	0.05	(0.18)	(0.13)	(0.05)	—	(0.05)	$7.38	(1.69)%	2.01%(4)	2.02%(4)	1.25%(4)	1.24%(4)	18%	$6,674
2023	$8.95	0.08	(0.38)	(0.30)	(0.08)	(1.01)	(1.09)	$7.56	(3.28)%	2.02%	2.02%	0.95%	0.95%	42%	$8,718
2022	$9.13	0.05	0.91	0.96	(0.05)	(1.09)	(1.14)	$8.95	11.15%	2.01%	2.01%	0.52%	0.52%	41%	$9,886
2021	$5.81	0.07	3.46	3.53	(0.07)	(0.14)	(0.21)	$9.13	61.27%	2.00%	2.00%	0.88%	0.88%	53%	$9,212
2020	$7.95	0.07	(1.56)	(1.49)	(0.06)	(0.59)	(0.65)	$5.81	(20.58)%	2.00%	2.00%	0.90%	0.90%	46%	$10,340
2019	$8.51	0.06	0.14	0.20	(0.05)	(0.71)	(0.76)	$7.95	2.92%	1.98%	1.98%	0.70%	0.70%	48%	$20,369
R Class
2023(3)	$7.76	0.07	(0.18)	(0.11)	(0.07)	—	(0.07)	$7.58	(1.40)%	1.51%(4)	1.52%(4)	1.75%(4)	1.74%(4)	18%	$221,055
2023	$9.15	0.12	(0.38)	(0.26)	(0.12)	(1.01)	(1.13)	$7.76	(2.72)%	1.52%	1.52%	1.45%	1.45%	42%	$230,445
2022	$9.31	0.10	0.93	1.03	(0.10)	(1.09)	(1.19)	$9.15	11.70%	1.51%	1.51%	1.02%	1.02%	41%	$254,460
2021	$5.92	0.10	3.54	3.64	(0.11)	(0.14)	(0.25)	$9.31	62.15%	1.50%	1.50%	1.38%	1.38%	53%	$237,129
2020	$8.10	0.11	(1.60)	(1.49)	(0.10)	(0.59)	(0.69)	$5.92	(20.31)%	1.50%	1.50%	1.40%	1.40%	46%	$146,876
2019	$8.65	0.10	0.15	0.25	(0.09)	(0.71)	(0.80)	$8.10	3.50%	1.48%	1.48%	1.20%	1.20%	48%	$175,855

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$7.79	0.10	(0.19)	(0.09)	(0.10)	—	(0.10)	$7.60	(1.18)%	0.81%(4)	0.82%(4)	2.45%(4)	2.44%(4)	18%	$2,430
2023	$9.18	0.18	(0.39)	(0.21)	(0.17)	(1.01)	(1.18)	$7.79	(2.01)%	0.82%	0.82%	2.15%	2.15%	42%	$2,659
2022	$9.34	0.16	0.94	1.10	(0.17)	(1.09)	(1.26)	$9.18	12.45%	0.81%	0.81%	1.72%	1.72%	41%	$2,618
2021	$5.94	0.16	3.54	3.70	(0.16)	(0.14)	(0.30)	$9.34	63.29%	0.80%	0.80%	2.08%	2.08%	53%	$2,281
2020	$8.12	0.17	(1.60)	(1.43)	(0.16)	(0.59)	(0.75)	$5.94	(19.71)%	0.80%	0.80%	2.10%	2.10%	46%	$1,324
2019	$8.67	0.18	0.13	0.31	(0.15)	(0.71)	(0.86)	$8.12	4.21%	0.78%	0.78%	1.90%	1.90%	48%	$1,692
R6 Class
2023(3)	$7.79	0.10	(0.17)	(0.07)	(0.11)	—	(0.11)	$7.61	(0.98)%	0.66%(4)	0.67%(4)	2.60%(4)	2.59%(4)	18%	$80,644
2023	$9.18	0.19	(0.38)	(0.19)	(0.19)	(1.01)	(1.20)	$7.79	(1.89)%	0.67%	0.67%	2.30%	2.30%	42%	$82,438
2022	$9.34	0.18	0.93	1.11	(0.18)	(1.09)	(1.27)	$9.18	12.61%	0.66%	0.66%	1.87%	1.87%	41%	$107,011
2021	$5.94	0.17	3.55	3.72	(0.18)	(0.14)	(0.32)	$9.34	63.54%	0.65%	0.65%	2.23%	2.23%	53%	$93,724
2020	$8.12	0.18	(1.60)	(1.42)	(0.17)	(0.59)	(0.76)	$5.94	(19.59)%	0.65%	0.65%	2.25%	2.25%	46%	$120,598
2019	$8.67	0.18	0.15	0.33	(0.17)	(0.71)	(0.88)	$8.12	4.36%	0.63%	0.63%	2.05%	2.05%	48%	$234,991

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended September 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 28, 2023, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to its consideration of the renewal of the management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor's other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors.

In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was above the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services. The Board also noted that economies of scale are shared with the Fund and its shareholders through management fee breakpoints that serve to reduce the effective management fee as the assets of the Fund grow. Assets of various classes of the same Fund or similarly-managed products are combined with the assets of the Fund to help achieve those breakpoints.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The unified fee charged to shareholders of the Fund was above the median of the total expense ratios of the Fund’s peer expense universe. In addition, the Board reviewed the Fund’s position relative to the narrower set of its expense group peers. The Board and the Advisor agreed to a temporary reduction of the Fund's annual unified management fee of 0.015% (e.g., the Investor Class unified fee will be reduced from 1.00% to 0.985%) for at least one year, beginning August 1, 2023. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Fund. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients and, where expressly provided, these other client assets may be included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. These portfolio holdings are available on the fund's website at
americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-90807 2311

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	November 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	November 29, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	November 29, 2023